Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.4%)
U.S. Government Securities (8.4%)
	United States Treasury Note/Bond	0.250%	6/30/25	85,956	81,161
	United States Treasury Note/Bond	2.875%	7/31/25	50,000	48,594
	United States Treasury Note/Bond	0.250%	8/31/25	50,000	46,844
	United States Treasury Note/Bond	2.750%	8/31/25	50,000	48,430
	United States Treasury Note/Bond	5.000%	8/31/25	50,000	49,867
	United States Treasury Note/Bond	0.250%	10/31/25	59,401	55,224
[1]	United States Treasury Note/Bond	0.375%	11/30/25	76,018	70,554
[2]	United States Treasury Note/Bond	4.000%	12/15/25	100,000	98,219
	United States Treasury Note/Bond	4.250%	12/31/25	120,000	118,331
[2]	United States Treasury Note/Bond	0.375%	1/31/26	246,269	226,914
	United States Treasury Note/Bond	0.500%	2/28/26	247,425	227,747
[2]	United States Treasury Note/Bond	4.625%	2/28/26	400,000	396,875
	United States Treasury Note/Bond	0.750%	3/31/26	203,000	187,236
[2]	United States Treasury Note/Bond	3.750%	4/15/26	185,434	180,972
	United States Treasury Note/Bond	0.750%	4/30/26	322,490	296,439
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	150,900
	United States Treasury Note/Bond	4.500%	7/15/26	180,000	178,087
	United States Treasury Note/Bond	4.375%	8/15/26	63,798	62,950
[2]	United States Treasury Note/Bond	4.000%	1/15/27	265,000	258,955
	United States Treasury Note/Bond	1.875%	2/28/27	243,643	224,342
	United States Treasury Note/Bond	2.500%	3/31/27	145,600	136,318
	United States Treasury Note/Bond	0.500%	4/30/27	100,000	87,906
[2]	United States Treasury Note/Bond	2.750%	4/30/27	175,000	164,719
[2]	United States Treasury Note/Bond	2.625%	5/31/27	275,000	257,512
	United States Treasury Note/Bond	3.250%	6/30/27	115,000	109,645
[1]	United States Treasury Note/Bond	2.750%	7/31/27	170,130	159,444
	United States Treasury Note/Bond	0.375%	9/30/27	100,000	86,094
	United States Treasury Note/Bond	3.875%	11/30/27	14,616	14,161
	United States Treasury Note/Bond	3.875%	12/31/27	205	198
	United States Treasury Note/Bond	0.750%	1/31/28	50,286	43,340
	United States Treasury Note/Bond	1.250%	3/31/28	93,938	82,137
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	65,122
[2]	United States Treasury Note/Bond	1.250%	6/30/28	135,819	117,866
	United States Treasury Note/Bond	1.000%	7/31/28	78,784	67,459
	United States Treasury Note/Bond	1.250%	9/30/28	90,942	78,338
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	89,719
Total U.S. Government and Agency Obligations (Cost $4,681,384)					4,568,619
Asset-Backed/Commercial Mortgage-Backed Securities (3.7%)
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	6,240	6,228
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	5,060	4,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	5,013	4,960
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	3,640	3,585
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	3,260	3,210
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	3,460	3,530
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	3,590	3,539
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,059	2,971
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,751
[4]	Americredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	10,250	10,288
[3,4,5]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	3,870	3,609
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	7,030	7,027
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,580	2,588
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	12,710	12,836
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	24,490	24,083
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	11,340	11,045
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	5,960	5,901
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	6,510	6,360
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,480	1,463
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2024-1A	6.480%	6/20/30	4,490	4,463
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	3,070	3,047
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2023-1A	6.230%	4/20/29	5,100	5,026
[4]	BA Credit Card Trust Class A2 Series 2023-A2	4.980%	11/15/28	64,840	64,292
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.487%	9/15/48	1,600	1,392
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.614%	9/20/46	2,630	2,078
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	9,113	7,899
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,644
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	770
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	4,991
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	3,295	3,052
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,896
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,439
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,475
[4,5]	Bank5 Class A3 Series 2023-5YR3	6.724%	9/15/56	4,100	4,237
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	4,070	4,040
[3,4]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	4,560	4,521
[3,4]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	5,500	5,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	5,944	5,778
[4,5]	BBCMS Mortgage Trust Class A3 Series 2023-5C23	6.675%	12/15/56	1,030	1,066
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	22,880	23,113
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	6,850	6,942
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.287%	5/25/47	3,748	3,274
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.339%	10/25/36	4,070	3,501
[4,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	9,420	9,602
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/29	12,800	12,892
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,456
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	12,543	11,567
[4,5]	BMO Mortgage Trust Class A3 Series 2023-5C2	7.296%	11/15/56	6,969	7,334
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	17,260	17,220
[4,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	26,910	27,723
[3,4,5]	BPR Trust Class A Series 2023-BRK2	7.146%	11/5/28	4,500	4,619
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	3,640	3,172
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,672
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	4,909
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	6,400	6,277
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	6,008
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,055
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	15,983	14,830
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,342
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	4,897
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	7,020	6,464
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,552
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	2,092	1,912
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,298
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	5.004%	8/15/51	2,830	2,491
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,833
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	6,550	6,461
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	1,850	1,822
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	1,730	1,705
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	2,580	2,545
[4]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	40,980	40,031
[4,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	4.681%	3/20/36	2,522	2,232
[4,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	4.375%	2/25/47	2,967	2,480
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,439
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	6,103
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,009
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	7,235	6,351
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,400
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	4,000	3,341
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.398%	9/15/50	2,160	1,890
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.846%	7/25/37	186	156
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	3,630	3,582
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,111
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,106	1,027
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,824
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.494%	8/15/48	4,400	3,714
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,256
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,728
[3,4]	DLLAD LLC Class A3 Series 2023-1A	5.640%	2/22/28	4,820	4,815
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	1,120	1,099
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	12,410	12,298
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	14,530	14,368
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.245%	10/25/56	5,642	5,593
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,381	2,273
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2023-3	6.410%	6/20/30	2,500	2,557
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.030%	7/25/43	2,405	2,418
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.830%	10/25/43	3,973	3,989
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.380%	1/25/44	29,221	29,234
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.430%	2/25/44	3,940	3,938
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.280%	9/25/43	8,903	8,964
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	4.010%	11/25/36	1,544	968
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	5.145%	1/25/37	2,992	1,587
[4]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	3,900	3,923
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	844
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	7,390	7,439
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	4,100	4,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	10,240	10,357
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	31,853	31,142
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	17,040	16,935
[3,4]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	48,060	47,029
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,775
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,719
[4]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	11,230	11,327
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	13,312	12,997
[4]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	8,890	8,791
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,265
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,760
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,900
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	12,460	12,724
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	15,430	15,240
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	7.180%	11/25/43	4,262	4,317
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	6.680%	2/25/44	16,041	16,059
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	6.580%	3/25/44	13,741	13,742
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.180%	11/25/43	2,940	2,964
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.430%	3/25/42	2,536	2,557
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	4,600	4,597
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	12,510	12,409
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	15,490	14,960
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	6,220	6,134
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	843
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,151
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	2,320	2,291
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	3,550	3,512
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,502
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	9,005	8,909
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,980	10,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	18,480	18,167
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,686
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	3,940	4,008
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	5,260	5,154
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,041
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.268%	11/19/35	405	336
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	7,784
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	38,250	37,668
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	7,180	7,110
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	3,005	2,956
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	28,376
[3,4]	GreatAmerica Leasing Receivables Class A4, Series 2024-1	5.080%	12/16/30	5,005	4,918
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,309
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,566
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,555
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	2,421	2,084
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.648%	9/10/47	17,556	14,813
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	3,980	2,953
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	6,630	5,975
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	4,760	4,620
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,438
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	6,030	5,945
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	7,510	7,444
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	13,360	13,239
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	15,016
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,404
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	13,890	13,959
[4]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	7,640	7,502
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,962
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	6,310	6,194
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	12,389	12,230
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	641	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,317
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,694
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,619
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,712
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,230
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,682
[3,4]	Kubota Credit Owner Trust Class A4 Series 2024-1A	5.200%	1/15/30	7,270	7,201
[3,4]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	129	129
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	10,780	10,679
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	8,200	8,061
[4,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.091%	4/25/34	24	23
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.940%	7/25/33	134	124
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.152%	2/25/33	172	160
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,272
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.117%	7/15/46	3,372	2,771
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	4,001	3,844
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	6,933
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	5,695	5,345
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	7.117%	6/25/36	1,592	1,528
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	13,578	12,084
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,813	2,753
[3,4,5]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	7.030%	3/15/72	1,272	1,283
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,506
[3,4]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	5,150
[3,4]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,171
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	4,200	4,185
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,631	3,369
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,025	2,912
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	8,110	7,290
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	7,540	6,754
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,485
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.438%	8/25/36	5,249	3,614
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA3	5.723%	9/25/36	2,074	1,182
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	1,190	1,183
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,560	2,549
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,788	2,783
[4]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	8,380	8,422
[4]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	5,830	5,767
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	21,950	21,943
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	1,972
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	6,660	6,746
[4]	Santander Drive Auto Receivables Trust Class C Series 2024 -1	5.450%	3/15/30	4,405	4,351
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	8,520	8,520
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	9,250	9,264
[3,4]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	9,609	9,581
[3,4]	SBNA Auto Lease Trust Class A4 Series 2023-A	6.520%	4/20/28	5,010	5,093
[3,4]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	11,920	11,775
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	5,550	5,463
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	5,430	5,351
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	1,190	1,181
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	3,850	3,803
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	5,410	5,339
[3,4]	SMB Private Education Loan Trust Class A1A Series 2024-A	5.240%	3/15/56	15,863	15,494
[3,4]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	577	571
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	3,781	3,659
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	6,027	5,830
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	7,469	7,225
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	1,293	1,243
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,292	1,260
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	40,570	40,751
[4]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	35,880	35,420
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,210	3,232
[3,4]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,710
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	4,810	4,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	4,790	4,782
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	20,488
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,705
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	10,689
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,674
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,091
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	745
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	3,626	3,636
[4]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	17,220	16,922
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	7,490	7,508
[3,4]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	46,940	45,966
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	9,440	9,189
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	11,700	11,379
[4,5]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.685%	9/25/33	274	251
[4,5]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	6.153%	1/25/33	42	40
[4,5]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.593%	8/25/33	185	170
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,483
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,306
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,324
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,341
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	5,420	5,107
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,197
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	2,878
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,075
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	6,096
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,683
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.691%	9/15/58	4,885	4,657
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	3,080
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.368%	10/25/36	1,694	1,475
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	31,165	28,204
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	889	886
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,881
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	9,668
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,341
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	10,970	10,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,534
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	6,912
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	5,000
[4]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	9,190	9,030
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	4,035
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,336
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	4,730	4,652
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	12,520	12,429
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,060,510)					1,987,000
Corporate Bonds (84.1%)
Communications (6.1%)
[3]	AMC Networks Inc.	10.250%	1/15/29	1,220	1,220
[8]	AT&T Inc.	3.550%	11/18/25	7,000	7,443
	AT&T Inc.	3.875%	1/15/26	10,870	10,572
	AT&T Inc.	1.700%	3/25/26	215,590	200,870
	AT&T Inc.	2.300%	6/1/27	59,437	54,196
	AT&T Inc.	1.650%	2/1/28	53,362	46,626
	AT&T Inc.	4.100%	2/15/28	28,492	27,198
[8]	AT&T Inc.	1.600%	5/19/28	22,700	22,365
	AT&T Inc.	4.350%	3/1/29	31,743	30,310
	Booking Holdings Inc.	3.600%	6/1/26	6,305	6,085
[8]	Booking Holdings Inc.	3.500%	3/1/29	7,500	7,953
	British Telecommunications plc	5.125%	12/4/28	22,032	21,694
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	1,322	1,164
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	3,875	3,549
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	2,040	1,696
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	390	306
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	205,717	202,946
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	47,630	47,745
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	65,100	59,605
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	41,030	34,231
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	26,617	25,124
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	30,110	33,334
[8]	Comcast Corp.	0.000%	9/14/26	24,105	23,625
	Comcast Corp.	2.350%	1/15/27	51,431	47,649
	Comcast Corp.	5.350%	11/15/27	17,950	18,048
	Comcast Corp.	3.150%	2/15/28	21,995	20,373
	Comcast Corp.	3.550%	5/1/28	29,295	27,468
[3]	CSC Holdings LLC	11.750%	1/31/29	990	884
[3]	CSC Holdings LLC	4.125%	12/1/30	1,930	1,231
[3]	CSC Holdings LLC	4.500%	11/15/31	2,415	1,533
[8]	Deutsche Telekom International Finance BV	1.500%	4/3/28	3,000	2,989
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	2,546	2,372
	Discovery Communications LLC	4.900%	3/11/26	37,080	36,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.950%	3/20/28	21,836	20,288
[3]	DISH Network Corp.	11.750%	11/15/27	5,742	5,791
	Expedia Group Inc.	4.625%	8/1/27	75,510	73,283
	Fox Corp.	4.709%	1/25/29	45,127	43,641
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,378	3,107
[3]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	964
[3]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	581
	Meta Platforms Inc.	3.500%	8/15/27	175,224	166,539
	Meta Platforms Inc.	4.600%	5/15/28	38,505	37,820
[3]	Netflix Inc.	3.625%	6/15/25	12,468	12,189
	Netflix Inc.	4.375%	11/15/26	52,595	51,329
	Netflix Inc.	4.875%	4/15/28	79,258	77,842
	Netflix Inc.	5.875%	11/15/28	173,549	177,016
[8]	Netflix Inc.	3.875%	11/15/29	9,900	10,628
[3]	Nexstar Media Inc.	5.625%	7/15/27	2,340	2,200
[3]	NTT Finance Corp.	1.162%	4/3/26	87,855	80,938
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	20,802
	Paramount Global	3.375%	2/15/28	2,890	2,577
	Paramount Global	3.700%	6/1/28	6,596	5,900
	Paramount Global	4.200%	6/1/29	9,750	8,653
[5]	Paramount Global	6.375%	3/30/62	1,920	1,776
	Paramount Global Inc.	2.900%	1/15/27	10,815	9,895
[8]	Republic of Singapore	3.550%	5/8/29	6,000	6,395
	Rogers Communications Inc.	3.200%	3/15/27	38,720	36,322
	Rogers Communications Inc.	5.000%	2/15/29	78,330	76,189
[3]	Scripps Escrow Inc.	5.875%	7/15/27	480	379
[5,8]	Sky Ltd.	2.500%	9/15/26	11,015	11,428
	Sprint Capital Corp.	6.875%	11/15/28	124,740	130,733
	Sprint LLC	7.625%	3/1/26	29,590	30,356
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	27,585
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	23,583
	TCI Communications Inc.	7.125%	2/15/28	920	976
[8]	TDC Net A/S	5.056%	5/31/28	1,000	1,078
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	66,455
	T-Mobile USA Inc.	1.500%	2/15/26	53,049	49,360
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	37,821
	T-Mobile USA Inc.	2.625%	4/15/26	4,815	4,552
	T-Mobile USA Inc.	3.750%	4/15/27	126,754	120,747
	T-Mobile USA Inc.	4.750%	2/1/28	19,250	18,745
	T-Mobile USA Inc.	2.050%	2/15/28	7,260	6,415
	T-Mobile USA Inc.	4.950%	3/15/28	58,608	57,537
	T-Mobile USA Inc.	4.800%	7/15/28	24,100	23,474
	T-Mobile USA Inc.	4.850%	1/15/29	72,180	70,369
	T-Mobile USA Inc.	3.375%	4/15/29	19,176	17,417
[3]	Univision Communications Inc.	8.000%	8/15/28	3,660	3,663
	Verizon Communications Inc.	1.450%	3/20/26	85,215	79,156
	Verizon Communications Inc.	2.625%	8/15/26	44,140	41,498
	Verizon Communications Inc.	4.125%	3/16/27	43,382	41,982
	Verizon Communications Inc.	3.000%	3/22/27	49,871	46,745
	Verizon Communications Inc.	2.100%	3/22/28	111,679	98,876
	Verizon Communications Inc.	4.329%	9/21/28	54,362	52,108
[3]	Virgin Media Finance plc	5.000%	7/15/30	1,005	823
	Vodafone Group plc	4.125%	5/30/25	22,338	21,991
	Warnermedia Holdings Inc.	3.755%	3/15/27	222,413	209,570
	Warnermedia Holdings Inc.	4.054%	3/15/29	27,174	24,781
					3,281,755
Consumer Discretionary (6.0%)
[8]	ALD SA	4.375%	11/23/26	6,900	7,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	ALD SA	3.875%	2/22/27	6,500	6,932
	Amazon.com Inc.	4.550%	12/1/27	31,710	31,202
	American Honda Finance Corp.	1.200%	7/8/25	18,296	17,394
	American Honda Finance Corp.	5.800%	10/3/25	47,084	47,256
	American Honda Finance Corp.	4.950%	1/9/26	52,915	52,505
[8]	American Honda Finance Corp.	3.750%	10/25/27	25,400	27,220
	Asbury Automotive Group Inc.	4.500%	3/1/28	479	449
	AutoZone Inc.	3.750%	6/1/27	15,500	14,786
	AutoZone Inc.	4.500%	2/1/28	42,025	40,650
	AutoZone Inc.	6.250%	11/1/28	20,420	21,043
	AutoZone Inc.	3.750%	4/18/29	24,959	23,137
[8]	BMW Finance NV	1.000%	5/22/28	1,200	1,169
[3]	BMW US Capital LLC	1.250%	8/12/26	22,850	20,879
[3]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,372
[3]	Boyne USA Inc.	4.750%	5/15/29	3,520	3,204
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	675	656
[3]	Churchill Downs Inc.	5.500%	4/1/27	2,489	2,422
[3]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,673
[3]	Clarios Global LP	6.750%	5/15/25	2,269	2,271
	eBay Inc.	5.900%	11/22/25	17,260	17,304
	eBay Inc.	1.400%	5/10/26	28,500	26,247
	eBay Inc.	5.950%	11/22/27	26,329	26,877
[3]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,087
[3]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,808
[3]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	19,944
[3]	ERAC USA Finance LLC	5.000%	2/15/29	37,082	36,417
	Ford Motor Co.	6.625%	10/1/28	17,974	18,473
	Ford Motor Credit Co. LLC	4.134%	8/4/25	52,685	51,398
	Ford Motor Credit Co. LLC	3.375%	11/13/25	25,854	24,826
	Ford Motor Credit Co. LLC	6.950%	3/6/26	35,610	36,096
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,740	6,839
	Ford Motor Credit Co. LLC	2.700%	8/10/26	9,395	8,721
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,800	4,574
	Ford Motor Credit Co. LLC	5.800%	3/5/27	62,465	62,067
	Ford Motor Credit Co. LLC	4.950%	5/28/27	34,032	32,873
	Ford Motor Credit Co. LLC	4.125%	8/17/27	17,141	16,101
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	920
	Ford Motor Credit Co. LLC	7.350%	11/4/27	54,234	56,085
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,680	5,052
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,975	26,505
	Ford Motor Credit Co. LLC	6.798%	11/7/28	53,050	54,237
	General Motors Co.	6.125%	10/1/25	107,602	107,981
	General Motors Financial Co. Inc.	2.750%	6/20/25	34,453	33,282
[9]	General Motors Financial Co. Inc.	2.350%	9/3/25	4,000	4,778
	General Motors Financial Co. Inc.	6.050%	10/10/25	72,603	72,784
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	142,504
	General Motors Financial Co. Inc.	5.250%	3/1/26	45,289	44,949
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	52,728
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,517
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,281
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,693	21,954
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	35,514
	General Motors Financial Co. Inc.	5.000%	4/9/27	58,979	57,954
	General Motors Financial Co. Inc.	5.400%	5/8/27	57,725	57,314
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	28,812
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,297
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	20,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.400%	10/15/28	48,135	41,858
	General Motors Financial Co. Inc.	5.800%	1/7/29	48,100	47,979
	General Motors Financial Co. Inc.	4.300%	4/6/29	22,794	21,373
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,990	1,810
[3]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	14,076
[3]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	103,662	96,037
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	16,025
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,921
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	1,450	1,432
	Home Depot Inc.	2.800%	9/14/27	3,773	3,503
	Home Depot Inc.	3.900%	12/6/28	14,460	13,761
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	35,834
	Lennar Corp.	4.750%	5/30/25	22,084	21,834
	Lennar Corp.	5.250%	6/1/26	52,497	52,103
[3]	Lithia Motors Inc.	4.625%	12/15/27	2,405	2,269
[3]	Lithia Motors Inc.	3.875%	6/1/29	2,415	2,139
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	2,380	2,363
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,115	10,134
	Lowe's Cos. Inc.	4.400%	9/8/25	17,185	16,939
	Lowe's Cos. Inc.	4.800%	4/1/26	75,610	74,747
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	30,720
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	16,328
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,288
[8]	LVMH Moet Hennessy Louis Vuitton SE	3.375%	10/21/25	8,000	8,509
	Marriott International Inc.	3.750%	10/1/25	15,325	14,915
	Marriott International Inc.	3.125%	6/15/26	6,390	6,088
	Marriott International Inc.	5.000%	10/15/27	14,150	13,945
	Marriott International Inc.	4.875%	5/15/29	18,410	17,866
	McDonald's Corp.	1.450%	9/1/25	24,300	23,038
	McDonald's Corp.	3.500%	7/1/27	21,500	20,379
[3]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	16,227
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	46,810	46,238
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	24,770	24,668
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	52,953
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	61,952
	Mohawk Industries Inc.	5.850%	9/18/28	11,550	11,674
[3]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,268
	Newell Brands Inc.	6.375%	9/15/27	6,802	6,674
	Newell Brands Inc.	6.625%	9/15/29	1,052	1,018
[3]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	23,473
	O'Reilly Automotive Inc.	5.750%	11/20/26	24,050	24,195
[3]	Penn Entertainment Inc.	5.625%	1/15/27	1,225	1,167
[3]	Rakuten Group Inc.	9.750%	4/15/29	350	347
[8]	RCI Banque SA	4.625%	10/2/26	21,511	23,212
	Ross Stores Inc.	0.875%	4/15/26	18,525	16,956
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	15,369	16,188
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	405	433
	Starbucks Corp.	4.750%	2/15/26	28,825	28,481
	Starbucks Corp.	2.000%	3/12/27	3,813	3,481
	Tapestry Inc.	7.000%	11/27/26	19,245	19,602
	Tapestry Inc.	7.350%	11/27/28	12,700	13,100
	Toyota Motor Credit Corp.	4.450%	5/18/26	7,715	7,588
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	61,730
	Toyota Motor Credit Corp.	5.000%	3/19/27	49,180	48,790
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	104,418
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	64,693
[8]	Toyota Motor Credit Corp.	0.125%	11/5/27	6,159	5,850
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	28,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	21,162
	Toyota Motor Credit Corp.	4.650%	1/5/29	28,830	28,161
[3,6]	Vail Resorts Inc.	6.500%	5/15/32	4,140	4,147
[8]	Volkswagen Bank GmbH	4.250%	1/7/26	5,000	5,355
[3]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,395
[3]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	48,130	48,112
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	38,505	38,493
[3]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,726
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	19,500	19,667
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	28,875	28,881
[8]	Volkswagen International Finance NV	3.875%	3/29/26	8,300	8,852
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	51,270
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,766	4,377
					3,242,102
Consumer Staples (4.4%)
[3]	7-Eleven Inc.	0.950%	2/10/26	67,700	62,416
	Altria Group Inc.	2.350%	5/6/25	51,609	49,910
	Altria Group Inc.	4.400%	2/14/26	16,727	16,386
	Altria Group Inc.	2.625%	9/16/26	25,076	23,481
	Altria Group Inc.	6.200%	11/1/28	9,620	9,856
	Altria Group Inc.	4.800%	2/14/29	7,692	7,466
[9]	Anheuser-Busch InBev SA NV	4.000%	9/24/25	5,000	6,140
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	14,440	14,212
	BAT Capital Corp.	3.215%	9/6/26	86,263	81,643
	BAT Capital Corp.	4.700%	4/2/27	82,543	80,505
	BAT Capital Corp.	3.557%	8/15/27	8,126	7,622
	BAT Capital Corp.	2.259%	3/25/28	38,910	34,201
	BAT International Finance plc	1.668%	3/25/26	136,697	126,930
	BAT International Finance plc	4.448%	3/16/28	55,366	53,001
[9]	BAT International Finance plc	2.250%	6/26/28	2,000	2,187
	BAT International Finance plc	5.931%	2/2/29	186,490	188,217
[8]	British American Tobacco plc	3.000%	Perpetual	6,800	6,785
	Campbell Soup Co.	5.300%	3/20/26	27,975	27,870
	Campbell Soup Co.	5.200%	3/19/27	94,845	94,278
	Campbell Soup Co.	4.150%	3/15/28	28,158	26,814
	Campbell Soup Co.	5.200%	3/21/29	27,460	27,066
[3]	Cargill Inc.	4.500%	6/24/26	12,055	11,861
[8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	10,300	10,265
	Conagra Brands Inc.	5.300%	10/1/26	32,880	32,651
	Conagra Brands Inc.	1.375%	11/1/27	1,240	1,073
	Constellation Brands Inc.	4.400%	11/15/25	23,350	22,907
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,942
	Constellation Brands Inc.	3.700%	12/6/26	8,315	7,945
	Constellation Brands Inc.	3.500%	5/9/27	15,790	14,916
	Constellation Brands Inc.	4.350%	5/9/27	53,230	51,536
[3]	Coty Inc.	5.000%	4/15/26	609	597
	Diageo Capital plc	5.300%	10/24/27	38,960	38,927
	Dollar General Corp.	4.625%	11/1/27	18,750	18,233
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,965	3,613
	General Mills Inc.	4.700%	1/30/27	13,790	13,532
	General Mills Inc.	4.200%	4/17/28	15,925	15,246
	Haleon US Capital LLC	3.375%	3/24/27	18,794	17,756
	J M Smucker Co.	5.900%	11/15/28	19,245	19,615
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.125%	2/1/28	12,287	11,941
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,840	1,860
	Keurig Dr Pepper Inc.	4.417%	5/25/25	30,055	29,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.597%	5/25/28	57,443	55,730
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,625	9,020
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	9,650	9,424
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,464
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	66,241
	Kroger Co.	3.500%	2/1/26	26,000	25,109
	Kroger Co.	2.650%	10/15/26	620	582
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,315	2,211
[8]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	6,000	6,239
[3]	Mars Inc.	4.550%	4/20/28	43,075	41,916
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,178
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,788
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,240
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	43,413
	Mondelez International Inc.	2.625%	3/17/27	29,030	26,960
	Mondelez International Inc.	4.750%	2/20/29	48,130	46,807
	Pepsico Inc.	3.600%	2/18/28	4,421	4,209
[3]	Performance Food Group Inc.	6.875%	5/1/25	997	997
[3]	Performance Food Group Inc.	5.500%	10/15/27	2,690	2,604
	Philip Morris International Inc.	5.000%	11/17/25	57,630	57,192
	Philip Morris International Inc.	4.875%	2/13/26	103,645	102,694
	Philip Morris International Inc.	2.750%	2/25/26	15,557	14,838
	Philip Morris International Inc.	0.875%	5/1/26	33,850	30,956
	Philip Morris International Inc.	4.750%	2/12/27	32,295	31,821
	Philip Morris International Inc.	5.125%	11/17/27	91,345	90,488
	Philip Morris International Inc.	4.875%	2/15/28	89,950	88,423
	Philip Morris International Inc.	3.125%	3/2/28	21,106	19,461
	Philip Morris International Inc.	5.250%	9/7/28	53,020	52,761
	Philip Morris International Inc.	4.875%	2/13/29	87,405	85,339
	Reynolds American Inc.	4.450%	6/12/25	89,434	88,007
[8]	Swedish Match AB	1.200%	11/10/25	3,000	3,066
[8]	Swedish Match AB	0.875%	2/26/27	4,659	4,579
	Sysco Corp.	3.250%	7/15/27	28,860	27,001
	Tyson Foods Inc.	4.000%	3/1/26	31,486	30,572
[3]	United Natural Foods Inc.	6.750%	10/15/28	645	495
[3]	US Foods Inc.	6.875%	9/15/28	2,410	2,435
					2,412,347
Energy (6.5%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	895	879
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,042
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	51,533	48,099
	BP Capital Markets America Inc.	3.410%	2/11/26	15,058	14,552
	BP Capital Markets America Inc.	3.119%	5/4/26	56,935	54,511
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	27,034
	BP Capital Markets America Inc.	3.937%	9/21/28	32,384	30,810
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,091
[8]	BP Capital Markets BV	3.773%	5/12/30	6,000	6,442
	BP Capital Markets plc	3.279%	9/19/27	47,594	44,670
	BP Capital Markets plc	3.723%	11/28/28	11,893	11,167
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,506
	Canadian Natural Resources Ltd.	3.850%	6/1/27	94,368	89,797
	Cenovus Energy Inc.	4.250%	4/15/27	800	771
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	52,034
	Cheniere Energy Inc.	4.625%	10/15/28	65,024	62,191
[3]	Civitas Resources Inc.	8.375%	7/1/28	3,370	3,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Continental Resources Inc.	2.268%	11/15/26	26,650	24,452
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,472
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,280	2,267
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,801
	DCP Midstream Operating LP	5.125%	5/15/29	44,707	43,636
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,316
	Diamondback Energy Inc.	3.250%	12/1/26	52,080	49,413
	Diamondback Energy Inc.	5.200%	4/18/27	38,760	38,501
[3]	DT Midstream Inc.	4.125%	6/15/29	2,345	2,124
	Empresa Nacional del Petroleo	3.750%	8/5/26	62,939	59,835
[3]	Empresa Nacional del Petroleo	3.750%	8/5/26	400	380
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,142
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	24,957
	Enbridge Inc.	1.600%	10/4/26	29,100	26,483
	Enbridge Inc.	5.900%	11/15/26	47,590	47,888
	Enbridge Inc.	4.250%	12/1/26	33,346	32,327
	Enbridge Inc.	5.250%	4/5/27	28,880	28,660
	Enbridge Inc.	3.700%	7/15/27	33,084	31,421
	Enbridge Inc.	6.000%	11/15/28	47,035	47,839
	Enbridge Inc.	5.300%	4/5/29	57,322	56,700
	Energy Transfer LP	2.900%	5/15/25	16,772	16,308
	Energy Transfer LP	5.950%	12/1/25	10,655	10,677
	Energy Transfer LP	4.750%	1/15/26	3,155	3,106
	Energy Transfer LP	3.900%	7/15/26	13,256	12,776
	Energy Transfer LP	6.050%	12/1/26	52,930	53,535
	Energy Transfer LP	4.400%	3/15/27	115,279	111,714
	Energy Transfer LP	5.500%	6/1/27	76,335	75,948
	Energy Transfer LP	4.000%	10/1/27	13,000	12,361
	Energy Transfer LP	5.550%	2/15/28	45,295	45,249
	Energy Transfer LP	4.950%	5/15/28	42,434	41,356
	Energy Transfer LP	4.950%	6/15/28	10,336	10,069
	Energy Transfer LP	6.100%	12/1/28	32,004	32,591
	Energy Transfer LP	5.250%	4/15/29	76,888	75,694
[3]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,491
[3]	EQT Corp.	3.125%	5/15/26	2,748	2,597
	EQT Corp.	3.900%	10/1/27	45,957	43,336
	EQT Corp.	5.000%	1/15/29	6,290	6,065
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	25,476
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	26,539
	Kinder Morgan Inc.	4.300%	3/1/28	11,565	11,112
	Kinder Morgan Inc.	5.000%	2/1/29	38,425	37,509
[3]	Kinetik Holdings LP	6.625%	12/15/28	2,063	2,075
	Marathon Oil Corp.	4.400%	7/15/27	1,855	1,787
	Marathon Oil Corp.	5.300%	4/1/29	39,010	38,260
	Marathon Petroleum Corp.	4.700%	5/1/25	89,012	88,099
	Marathon Petroleum Corp.	5.125%	12/15/26	59,506	58,901
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	14,688
	MPLX LP	4.875%	6/1/25	20,170	19,976
	MPLX LP	1.750%	3/1/26	85,686	79,889
	MPLX LP	4.000%	3/15/28	13,710	12,998
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,445
	Occidental Petroleum Corp.	5.500%	12/1/25	18,886	18,767
	Occidental Petroleum Corp.	6.375%	9/1/28	71,579	73,183
	ONEOK Inc.	2.200%	9/15/25	23,012	21,926
	ONEOK Inc.	5.850%	1/15/26	69,178	69,428
	ONEOK Inc.	5.550%	11/1/26	24,575	24,557
	ONEOK Inc.	4.000%	7/13/27	7,369	7,024
	ONEOK Inc.	4.550%	7/15/28	21,835	20,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	5.650%	11/1/28	24,595	24,683
	ONEOK Inc.	4.350%	3/15/29	51,041	48,394
	Ovintiv Inc.	5.650%	5/15/25	20,890	20,821
	Ovintiv Inc.	5.375%	1/1/26	32,854	32,597
	Ovintiv Inc.	5.650%	5/15/28	38,555	38,527
[3]	Permian Resources Operating LLC	5.375%	1/15/26	1,935	1,908
[3]	Permian Resources Operating LLC	8.000%	4/15/27	2,910	2,991
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,949
	Phillips 66	1.300%	2/15/26	25,323	23,529
	Phillips 66	3.900%	3/15/28	9,640	9,125
	Phillips 66 Co.	4.950%	12/1/27	48,220	47,538
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,901
	Pioneer Natural Resources Co.	5.100%	3/29/26	91,605	90,952
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	59,273
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	28,776
	Range Resources Corp.	8.250%	1/15/29	3,300	3,443
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	109,015	108,739
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	88,594
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	59,476
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,923	19,936
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	33,844
	Schlumberger Investment SA	4.500%	5/15/28	31,570	30,846
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,005	24,095
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,210
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	3,445	3,452
	Targa Resources Corp.	5.200%	7/1/27	36,635	36,219
	Targa Resources Corp.	6.150%	3/1/29	16,682	16,987
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,149
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	3,937	4,012
[8]	TotalEnergies SE	2.000%	Perpetual	1,400	1,394
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	28,023
	TransCanada PipeLines Ltd.	4.250%	5/15/28	27,026	25,697
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	26,786
[3]	Transocean Inc.	8.250%	5/15/29	3,215	3,195
[3]	Transocean Inc.	8.750%	2/15/30	2,173	2,267
[3]	Valaris Ltd.	8.375%	4/30/30	4,835	4,968
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,650	1,457
[3]	Venture Global LNG Inc.	8.125%	6/1/28	2,400	2,455
[3]	Venture Global LNG Inc.	9.500%	2/1/29	10,925	11,746
	Western Midstream Operating LP	3.950%	6/1/25	22,439	22,004
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,536
	Western Midstream Operating LP	4.500%	3/1/28	9,635	9,216
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,021
	Williams Cos. Inc.	3.750%	6/15/27	23,300	22,131
	Williams Cos. Inc.	5.300%	8/15/28	59,155	58,637
	Williams Cos. Inc.	4.900%	3/15/29	85,890	83,565
					3,516,296
Financials (27.9%)
	Abu Dhabi Developmental	5.375%	5/8/29	28,730	28,577
[3]	AEGON Funding Co. LLC	5.500%	4/16/27	24,065	23,805
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	18,100	17,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	38,191	35,619
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	77,240	71,374
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	40,900	41,241
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	20,994
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	36,881	35,566
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	63,743
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	33,745	30,100
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	24,020	23,463
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,427
	Aflac Inc.	1.125%	3/15/26	43,772	40,404
	Air Lease Corp.	3.375%	7/1/25	17,583	17,095
	Air Lease Corp.	2.875%	1/15/26	53,365	50,793
	Air Lease Corp.	3.750%	6/1/26	4,000	3,839
	Air Lease Corp.	2.200%	1/15/27	29,100	26,533
	Air Lease Corp.	5.300%	2/1/28	25,500	25,130
	Air Lease Corp.	4.625%	10/1/28	14,616	14,003
	Air Lease Corp.	5.100%	3/1/29	48,050	46,737
	Allstate Corp.	0.750%	12/15/25	9,670	8,947
	Ally Financial Inc.	4.750%	6/9/27	29,000	27,890
	Ally Financial Inc.	6.992%	6/13/29	41,330	42,207
	American Express Co.	2.550%	3/4/27	62,526	57,830
	American Express Co.	5.645%	4/23/27	30,900	30,918
	American Express Co.	3.300%	5/3/27	12,520	11,780
	American Express Co.	5.098%	2/16/28	28,170	27,852
	American Express Co.	5.282%	7/27/29	20,842	20,686
	American Express Co.	5.532%	4/25/30	21,840	21,810
	American International Group Inc.	3.900%	4/1/26	7,411	7,153
	American International Group Inc.	4.200%	4/1/28	4,810	4,601
	American International Group Inc.	5.750%	4/1/48	7,059	6,831
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	10,995
	Ameriprise Financial Inc.	5.700%	12/15/28	43,300	43,798
[3]	AmWINS Group Inc.	6.375%	2/15/29	1,445	1,429
[3]	AmWINS Group Inc.	4.875%	6/30/29	3,280	2,981
[3]	Antares Holdings LP	2.750%	1/15/27	33,939	30,193
[3]	Antares Holdings LP	7.950%	8/11/28	19,250	19,793
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	24,875
	Aon Global Ltd.	3.875%	12/15/25	10,782	10,494
	Aon North America Inc.	5.125%	3/1/27	15,250	15,148
	Aon North America Inc.	5.150%	3/1/29	50,920	50,256
	Ares Capital Corp.	2.150%	7/15/26	31,073	28,529
	Ares Capital Corp.	7.000%	1/15/27	38,640	39,333
	Ares Capital Corp.	2.875%	6/15/28	17,600	15,471
	Ares Capital Corp.	5.875%	3/1/29	26,220	25,704
[8]	Argenta Spaarbank NV	1.000%	10/13/26	17,600	17,942
	Athene Holding Ltd.	4.125%	1/12/28	31,391	29,856
[8]	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	2,000	1,974
[5,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.850%	6.186%	2/26/31	23,210	15,177
[9]	Aviva plc	6.125%	11/14/36	7,200	9,049
	Banco Santander SA	5.147%	8/18/25	8,550	8,453
	Banco Santander SA	5.179%	11/19/25	5,225	5,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	1.849%	3/25/26	21,290	19,768
	Banco Santander SA	5.294%	8/18/27	23,240	22,930
	Banco Santander SA	1.722%	9/14/27	17,840	16,154
	Banco Santander SA	6.607%	11/7/28	24,060	24,953
	Bank of America Corp.	4.450%	3/3/26	53,863	52,751
	Bank of America Corp.	1.319%	6/19/26	65,000	61,771
	Bank of America Corp.	4.827%	7/22/26	50,654	49,998
	Bank of America Corp.	1.197%	10/24/26	42,600	39,792
	Bank of America Corp.	5.080%	1/20/27	24,590	24,330
	Bank of America Corp.	1.658%	3/11/27	48,515	45,018
	Bank of America Corp.	3.559%	4/23/27	28,110	26,973
	Bank of America Corp.	1.734%	7/22/27	133,880	122,787
	Bank of America Corp.	5.933%	9/15/27	54,420	54,680
	Bank of America Corp.	3.824%	1/20/28	73,909	70,497
	Bank of America Corp.	2.551%	2/4/28	83,171	76,576
	Bank of America Corp.	3.705%	4/24/28	45,747	43,311
	Bank of America Corp.	4.376%	4/27/28	71,450	69,050
	Bank of America Corp.	4.948%	7/22/28	71,115	69,750
	Bank of America Corp.	6.204%	11/10/28	40,360	41,195
	Bank of America Corp.	3.419%	12/20/28	87,302	80,887
	Bank of America Corp.	3.970%	3/5/29	14,167	13,335
	Bank of America Corp.	5.202%	4/25/29	101,809	100,271
	Bank of America Corp.	2.087%	6/14/29	18,643	16,218
	Bank of America Corp.	4.271%	7/23/29	13,195	12,515
	Bank of America Corp.	5.819%	9/15/29	48,100	48,382
	Bank of America NA	5.526%	8/18/26	24,150	24,208
[8]	Bank of Ireland Group plc	1.375%	8/11/31	2,000	1,992
	Bank of Montreal	5.300%	6/5/26	20,323	20,245
	Bank of Montreal	1.250%	9/15/26	17,001	15,412
	Bank of Montreal	5.266%	12/11/26	38,480	38,256
	Bank of Montreal	5.717%	9/25/28	9,625	9,726
	Bank of New York Mellon Corp.	4.947%	4/26/27	70,750	70,094
	Bank of New York Mellon Corp.	3.400%	1/29/28	25,829	24,179
	Bank of New York Mellon Corp.	3.442%	2/7/28	30,704	29,156
	Bank of New York Mellon Corp.	5.802%	10/25/28	37,675	38,180
	Bank of New York Mellon Corp.	4.543%	2/1/29	23,630	22,920
	Bank of New York Mellon Corp.	6.317%	10/25/29	28,880	29,841
	Bank of New York Mellon Corp.	4.975%	3/14/30	32,330	31,650
	Bank of Nova Scotia	4.500%	12/16/25	47,180	46,138
	Bank of Nova Scotia	1.050%	3/2/26	20,900	19,281
	Bank of Nova Scotia	2.700%	8/3/26	23,248	21,866
	Bank of Nova Scotia	5.250%	6/12/28	20,860	20,699
[8]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,400	12,491
	Barclays plc	4.375%	1/12/26	51,772	50,566
	Barclays plc	2.852%	5/7/26	18,726	18,142
	Barclays plc	5.200%	5/12/26	27,955	27,433
	Barclays plc	5.304%	8/9/26	54,190	53,711
	Barclays plc	5.829%	5/9/27	57,800	57,602
	Barclays plc	6.496%	9/13/27	9,620	9,729
	Barclays plc	2.279%	11/24/27	9,930	9,066
	Barclays plc	5.674%	3/12/28	50,500	50,101
	Barclays plc	4.836%	5/9/28	5,930	5,654
	Barclays plc	5.501%	8/9/28	25,200	24,835
	Barclays plc	7.385%	11/2/28	48,160	50,316
	Barclays plc	4.972%	5/16/29	35,000	33,762
	Barclays plc	6.490%	9/13/29	47,666	48,712
	Barclays plc	5.690%	3/12/30	48,140	47,536
	Blue Owl Capital Corp.	3.750%	7/22/25	9,580	9,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Capital Corp.	4.250%	1/15/26	1,940	1,874
	Blue Owl Capital Corp.	3.400%	7/15/26	19,355	18,151
	Blue Owl Capital Corp.	5.950%	3/15/29	24,220	23,786
[8]	BNP Paribas SA	1.125%	1/15/32	9,600	9,342
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	28,855	26,422
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	53,100	52,055
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	19,250	19,570
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	19,250	18,964
	Capital One Financial Corp.	4.200%	10/29/25	23,563	22,962
	Capital One Financial Corp.	2.636%	3/3/26	62,400	60,636
	Capital One Financial Corp.	3.750%	3/9/27	43,898	41,693
	Capital One Financial Corp.	7.149%	10/29/27	43,760	45,032
	Capital One Financial Corp.	1.878%	11/2/27	47,290	42,899
	Capital One Financial Corp.	4.927%	5/10/28	38,600	37,689
	Capital One Financial Corp.	5.468%	2/1/29	58,615	57,546
	Capital One Financial Corp.	6.312%	6/8/29	131,490	132,662
	Capital One Financial Corp.	5.700%	2/1/30	53,020	52,312
	Charles Schwab Corp.	1.150%	5/13/26	25,963	23,844
	Charles Schwab Corp.	2.450%	3/3/27	42,975	39,596
	Charles Schwab Corp.	3.300%	4/1/27	20,174	19,064
	Charles Schwab Corp.	2.000%	3/20/28	1,145	1,011
	Charles Schwab Corp.	5.643%	5/19/29	64,370	64,455
	Charles Schwab Corp.	6.196%	11/17/29	80,402	82,285
	Chubb INA Holdings Inc.	3.350%	5/3/26	85,281	81,964
	Citibank NA	5.488%	12/4/26	28,720	28,747
	Citibank NA	5.803%	9/29/28	38,370	39,074
	Citigroup Inc.	4.600%	3/9/26	54,240	53,102
	Citigroup Inc.	3.400%	5/1/26	28,800	27,635
	Citigroup Inc.	3.200%	10/21/26	84,303	79,594
	Citigroup Inc.	4.300%	11/20/26	26,104	25,290
	Citigroup Inc.	1.122%	1/28/27	23,523	21,707
	Citigroup Inc.	1.462%	6/9/27	42,850	39,233
	Citigroup Inc.	4.450%	9/29/27	33,114	31,857
	Citigroup Inc.	3.887%	1/10/28	38,540	36,843
	Citigroup Inc.	3.070%	2/24/28	48,150	44,906
	Citigroup Inc.	3.668%	7/24/28	68,196	64,220
	Citigroup Inc.	4.125%	7/25/28	4,700	4,423
	Citigroup Inc.	3.520%	10/27/28	16,040	14,958
	Citigroup Inc.	4.075%	4/23/29	8,580	8,104
[9]	Close Brothers Finance plc	2.750%	10/19/26	4,200	4,759
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	22,061
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.055%	1/14/27	19,300	12,500
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.653%	8/20/31	36,700	23,693
[5,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.146%	9/10/30	7,300	4,761
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	18,313
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	45,952
	Cooperatieve Rabobank UA	4.800%	1/9/29	19,200	18,731
	Corebridge Financial Inc.	3.650%	4/5/27	84,327	79,877
[8]	Credit Suisse AG	0.250%	1/5/26	17,000	17,099
	Credit Suisse AG	1.250%	8/7/26	69,350	62,924
	Credit Suisse AG	5.000%	7/9/27	77,009	75,286
	Credit Suisse AG	7.500%	2/15/28	32,831	34,754
[8]	Crelan SA	6.000%	2/28/30	4,700	5,338
[3]	Danske Bank A/S	5.427%	3/1/28	44,760	44,348
[3]	Danske Bank A/S	5.705%	3/1/30	57,760	57,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Danske Bank A/S	1.500%	9/2/30	2,000	2,049
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	4,494
	Deutsche Bank AG	6.119%	7/14/26	7,962	7,956
	Deutsche Bank AG	2.129%	11/24/26	69,850	65,730
[8]	Deutsche Bank AG	1.625%	1/20/27	4,000	4,006
	Deutsche Bank AG	7.146%	7/13/27	57,500	58,629
	Deutsche Bank AG	2.311%	11/16/27	44,216	40,224
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,617
	Deutsche Bank AG	5.706%	2/8/28	31,220	30,920
	Deutsche Bank AG	6.720%	1/18/29	33,670	34,341
	Deutsche Bank AG	6.819%	11/20/29	45,970	47,204
	Discover Bank	3.450%	7/27/26	34,435	32,537
	Discover Bank	5.974%	8/9/28	14,450	14,101
[12,13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	9,410	1
	Eaton Vance Corp.	3.500%	4/6/27	138	131
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	13,772
[3]	F&G Global Funding	1.750%	6/30/26	18,649	16,890
	Fidelity National Financial Inc.	4.500%	8/15/28	505	479
	Fifth Third Bancorp	2.550%	5/5/27	10,075	9,212
	Fifth Third Bancorp	1.707%	11/1/27	63,053	56,957
	Fifth Third Bancorp	3.950%	3/14/28	38,048	35,746
	Fifth Third Bancorp	6.361%	10/27/28	76,859	77,506
	Fifth Third Bancorp	6.339%	7/27/29	103,084	104,258
	Fifth Third Bancorp	4.772%	7/28/30	21,791	20,555
	Fifth Third Bank NA	3.950%	7/28/25	13,071	12,783
	GATX Corp.	3.250%	9/15/26	9,710	9,195
	GATX Corp.	5.400%	3/15/27	21,180	21,057
[3]	GGAM Finance Ltd.	8.000%	2/15/27	2,200	2,259
[3]	GGAM Finance Ltd.	8.000%	6/15/28	4,330	4,459
[3]	Global Atlantic Fin Co.	4.400%	10/15/29	10,305	9,403
[3]	Global Atlantic Fin Co.	3.125%	6/15/31	9,600	7,794
	Goldman Sachs Group Inc.	3.750%	5/22/25	39,436	38,677
	Goldman Sachs Group Inc.	4.250%	10/21/25	36,150	35,392
	Goldman Sachs Group Inc.	3.500%	11/16/26	15,485	14,713
	Goldman Sachs Group Inc.	1.431%	3/9/27	96,468	89,149
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	30,722
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	58,776
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	56,321
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,214	54,130
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,230
	Goldman Sachs Group Inc.	3.691%	6/5/28	25,357	23,977
	Goldman Sachs Group Inc.	4.482%	8/23/28	82,840	79,981
	Goldman Sachs Group Inc.	6.484%	10/24/29	38,400	39,635
	Goldman Sachs Group Inc.	5.727%	4/25/30	44,765	44,858
	Golub Capital BDC Inc.	7.050%	12/5/28	29,920	30,225
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,479
	Horace Mann Educators Corp.	7.250%	9/15/28	8,183	8,588
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,600	1,578
	HSBC Holdings plc	4.250%	8/18/25	25,273	24,700
	HSBC Holdings plc	4.300%	3/8/26	24,965	24,381
	HSBC Holdings plc	1.645%	4/18/26	65,094	62,475
	HSBC Holdings plc	3.900%	5/25/26	29,850	28,837
	HSBC Holdings plc	2.099%	6/4/26	48,527	46,508
	HSBC Holdings plc	4.292%	9/12/26	54,263	53,073
	HSBC Holdings plc	1.589%	5/24/27	78,926	72,281
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,401
	HSBC Holdings plc	5.887%	8/14/27	30,000	30,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	2.251%	11/22/27	31,640	28,947
	HSBC Holdings plc	4.041%	3/13/28	58,858	56,077
[8]	HSBC Holdings plc	3.125%	6/7/28	1,000	1,030
	HSBC Holdings plc	4.755%	6/9/28	44,881	43,538
	HSBC Holdings plc	5.210%	8/11/28	26,790	26,359
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,524
	HSBC Holdings plc	7.390%	11/3/28	41,230	43,222
	HSBC Holdings plc	6.161%	3/9/29	41,012	41,490
	HSBC Holdings plc	4.583%	6/19/29	16,061	15,316
	HSBC Holdings plc	2.206%	8/17/29	33,710	29,075
	HSBC Holdings plc	3.973%	5/22/30	24,065	22,051
	HSBC USA Inc.	5.294%	3/4/27	55,390	55,183
	Huntington Bancshares Inc.	4.443%	8/4/28	27,892	26,724
	Huntington Bancshares Inc.	6.208%	8/21/29	81,070	81,409
	Huntington National Bank	4.008%	5/16/25	16,996	16,963
	Huntington National Bank	5.699%	11/18/25	16,162	16,064
	Huntington National Bank	4.552%	5/17/28	6,160	5,931
	ING Groep NV	3.950%	3/29/27	9,600	9,171
	ING Groep NV	1.726%	4/1/27	10,720	9,925
	ING Groep NV	6.083%	9/11/27	9,627	9,673
	ING Groep NV	4.550%	10/2/28	14,424	13,871
[8]	ING Groep NV	1.000%	11/13/30	3,000	3,030
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,590	24,916
	Intercontinental Exchange Inc.	4.000%	9/15/27	41,753	40,012
	Invesco Finance plc	3.750%	1/15/26	13,760	13,341
[8]	JAB Holdings BV	1.000%	12/20/27	24,400	23,550
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	19,179
	JPMorgan Chase & Co.	2.950%	10/1/26	4,919	4,650
	JPMorgan Chase & Co.	1.045%	11/19/26	71,335	66,381
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	18,642
	JPMorgan Chase & Co.	1.040%	2/4/27	52,069	47,999
	JPMorgan Chase & Co.	1.578%	4/22/27	69,650	64,271
	JPMorgan Chase & Co.	1.470%	9/22/27	41,920	38,004
	JPMorgan Chase & Co.	5.040%	1/23/28	26,840	26,455
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	49,635
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,609
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	80,052
	JPMorgan Chase & Co.	3.540%	5/1/28	16,489	15,561
	JPMorgan Chase & Co.	2.182%	6/1/28	26,100	23,589
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	46,135
	JPMorgan Chase & Co.	2.069%	6/1/29	14,430	12,606
	JPMorgan Chase & Co.	4.203%	7/23/29	35,620	33,763
	JPMorgan Chase & Co.	6.087%	10/23/29	24,090	24,582
	JPMorgan Chase & Co.	5.012%	1/23/30	35,440	34,614
	JPMorgan Chase & Co.	5.581%	4/22/30	48,130	48,118
	JPMorgan Chase Bank NA	5.110%	12/8/26	82,160	81,583
	KeyBank NA	4.700%	1/26/26	20,000	19,451
	KeyBank NA	5.850%	11/15/27	41,553	40,783
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	4,075	4,004
	Lloyds Banking Group plc	4.582%	12/10/25	37,563	36,657
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,054
	Lloyds Banking Group plc	4.716%	8/11/26	27,220	26,797
	Lloyds Banking Group plc	3.750%	1/11/27	23,925	22,807
	Lloyds Banking Group plc	1.627%	5/11/27	18,455	16,936
	Lloyds Banking Group plc	5.985%	8/7/27	28,950	28,996
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,182
	Lloyds Banking Group plc	5.871%	3/6/29	1,157	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.354%	3/17/29	19,860	13,026
	LPL Holdings Inc.	6.750%	11/17/28	8,500	8,741
[3]	Lseg US Fin Corp.	4.875%	3/28/27	19,110	18,825
	M&T Bank Corp.	4.553%	8/16/28	99,932	94,182
	M&T Bank Corp.	7.413%	10/30/29	182,861	189,629
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	1,450	1,447
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.904%	6/17/31	2,890	1,871
[5,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.240%	5/28/30	28,330	18,650
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	14,890	14,690
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	92,570	90,131
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	98,623	93,250
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	10,340	9,709
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,638	58,196
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	26,740	24,318
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	46,740	42,876
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,600	18,308
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,808
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	35,720	35,617
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	36,450	36,051
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	21,040	20,721
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,776	26,309
	Mizuho Financial Group Inc.	1.554%	7/9/27	39,740	36,379
	Mizuho Financial Group Inc.	5.667%	5/27/29	18,877	18,866
	Morgan Stanley	5.000%	11/24/25	25,000	24,737
	Morgan Stanley	3.875%	1/27/26	54,541	52,986
	Morgan Stanley	3.125%	7/27/26	12,619	11,995
	Morgan Stanley	4.350%	9/8/26	41,130	39,976
	Morgan Stanley	6.138%	10/16/26	22,864	22,988
	Morgan Stanley	3.625%	1/20/27	47,257	45,160
[5,8]	Morgan Stanley	4.585%	3/19/27	12,500	13,373
	Morgan Stanley	3.950%	4/23/27	25,965	24,871
	Morgan Stanley	1.593%	5/4/27	54,835	50,527
	Morgan Stanley	1.512%	7/20/27	66,650	60,851
	Morgan Stanley	2.475%	1/21/28	74,740	68,918
	Morgan Stanley	5.652%	4/13/28	54,670	54,747
	Morgan Stanley	4.210%	4/20/28	29,100	28,039
[5]	Morgan Stanley	3.591%	7/22/28	16,409	15,438
	Morgan Stanley	6.296%	10/18/28	80,140	81,817
	Morgan Stanley	3.772%	1/24/29	26,000	24,409
	Morgan Stanley	5.123%	2/1/29	47,700	46,932
	Morgan Stanley	5.164%	4/20/29	122,260	120,288
	Morgan Stanley	5.449%	7/20/29	29,795	29,600
	Morgan Stanley	6.407%	11/1/29	24,060	24,806
	Morgan Stanley	5.173%	1/16/30	25,700	25,211
[8]	Morgan Stanley	3.790%	3/21/30	12,400	13,152
	Morgan Stanley	5.656%	4/18/30	48,130	48,153
	Morgan Stanley Bank NA	4.754%	4/21/26	34,469	34,028
	Morgan Stanley Bank NA	5.882%	10/30/26	38,500	38,839
	Morgan Stanley Bank NA	4.952%	1/14/28	37,380	36,801
	Nasdaq Inc.	5.650%	6/28/25	56,888	56,857
	Nasdaq Inc.	5.350%	6/28/28	84,700	84,317
	National Bank of Canada	5.600%	12/18/28	28,860	28,806
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	5,310	5,165
	NatWest Group plc	5.847%	3/2/27	28,240	28,221
	NatWest Group plc	1.642%	6/14/27	21,640	19,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	5.583%	3/1/28	29,540	29,362
	NatWest Group plc	3.073%	5/22/28	10,846	10,019
	NatWest Group plc	5.516%	9/30/28	9,700	9,599
	NatWest Group plc	4.892%	5/18/29	10,541	10,160
	NatWest Group plc	3.754%	11/1/29	30,835	30,434
	NatWest Group plc	5.076%	1/27/30	10,580	10,218
[9]	NatWest Group plc	3.622%	8/14/30	9,200	11,156
[9]	NatWest Group plc	2.105%	11/28/31	7,300	8,260
[8]	NatWest Markets plc	0.125%	11/12/25	9,700	9,781
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	12,595
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	22,198
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	19,210
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	16,335
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	21,347
	Nomura Holdings Inc.	2.172%	7/14/28	1,311	1,136
[3]	Nuveen LLC	5.550%	1/15/30	14,440	14,333
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,171
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,420	2,433
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	54,336
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	33,728
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	13,350	13,218
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	1,966
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	28,725	29,017
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	29,598
[9]	Phoenix Group Holdings plc	5.867%	6/13/29	1,000	1,208
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,873
	PNC Financial Services Group Inc.	4.758%	1/26/27	67,688	66,690
	PNC Financial Services Group Inc.	6.615%	10/20/27	47,947	48,974
	PNC Financial Services Group Inc.	5.300%	1/21/28	10,078	9,986
	PNC Financial Services Group Inc.	5.354%	12/2/28	52,630	52,161
	PNC Financial Services Group Inc.	5.582%	6/12/29	225,995	224,975
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,600
	Progressive Corp.	2.500%	3/15/27	34,943	32,415
[3]	Protective Life Global Funding	1.618%	4/15/26	22,570	20,895
[8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	6,900	7,651
	Regions Financial Corp.	1.800%	8/12/28	6,284	5,342
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,840	2,609
[9]	Rothesay Life plc	8.000%	10/30/25	19,730	25,161
[9]	Rothesay Life plc	3.375%	7/12/26	4,359	5,167
	Royal Bank of Canada	1.150%	7/14/26	23,045	21,014
	Royal Bank of Canada	1.400%	11/2/26	24,074	21,858
	Royal Bank of Canada	4.875%	1/19/27	19,150	18,916
	Royal Bank of Canada	3.625%	5/4/27	17,624	16,761
	Royal Bank of Canada	6.000%	11/1/27	48,300	49,235
	Royal Bank of Canada	4.900%	1/12/28	25,760	25,329
	Royal Bank of Canada	5.200%	8/1/28	24,080	23,942
	Royal Bank of Canada	4.950%	2/1/29	19,250	18,904
	Santander Holdings USA Inc.	6.499%	3/9/29	6,216	6,269
	Santander Holdings USA Inc.	6.174%	1/9/30	27,869	27,778
	Santander UK Group Holdings plc	1.532%	8/21/26	18,395	17,339
	Santander UK Group Holdings plc	6.833%	11/21/26	48,880	49,408
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	57,871
	Santander UK Group Holdings plc	2.469%	1/11/28	23,571	21,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK Group Holdings plc	6.534%	1/10/29	19,270	19,622
[3]	Sixth Street Lending Partners	6.500%	3/11/29	24,070	23,625
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,929
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	28,628	29,005
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	14,910	14,620
[8]	Standard Chartered plc	2.500%	9/9/30	1,000	1,040
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	415	410
	State Street Corp.	4.993%	3/18/27	36,770	36,439
	State Street Corp.	5.820%	11/4/28	12,083	12,247
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	7,840	7,820
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	23,160	22,441
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,667
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	58,324	54,882
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,940	43,534
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,112
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,794
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	33,190	33,240
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	9,630	9,722
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	10,891
[5,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.606%	10/16/24	4,191	2,720
[8]	Swedbank AB	3.625%	8/23/32	8,200	8,522
	Synchrony Bank	5.400%	8/22/25	24,600	24,284
	Synchrony Financial	4.500%	7/23/25	31,729	31,007
	Synchrony Financial	3.700%	8/4/26	23,619	22,312
	Synovus Bank	5.625%	2/15/28	21,284	20,316
	Toronto-Dominion Bank	1.200%	6/3/26	25,466	23,323
	Toronto-Dominion Bank	5.532%	7/17/26	48,720	48,735
	Toronto-Dominion Bank	1.250%	9/10/26	45,480	41,251
	Toronto-Dominion Bank	5.264%	12/11/26	4,813	4,793
	Toronto-Dominion Bank	2.800%	3/10/27	88,455	82,302
	Toronto-Dominion Bank	4.980%	4/5/27	24,650	24,337
	Toronto-Dominion Bank	4.108%	6/8/27	43,250	41,596
	Toronto-Dominion Bank	5.156%	1/10/28	46,885	46,453
	Toronto-Dominion Bank	5.523%	7/17/28	48,080	48,255
	Toronto-Dominion Bank	4.994%	4/5/29	46,280	45,333
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,443
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,332
	Truist Bank	3.625%	9/16/25	20,650	20,035
	Truist Financial Corp.	6.047%	6/8/27	67,457	67,794
	Truist Financial Corp.	4.873%	1/26/29	80,020	77,584
	Truist Financial Corp.	7.161%	10/30/29	16,166	16,922
	UBS AG	5.650%	9/11/28	84,810	85,207
[3]	UBS Group AG	4.282%	1/9/28	52,310	49,654
[3]	UBS Group AG	5.428%	2/8/30	139,110	136,779
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	6,822	6,718
	US Bancorp	5.727%	10/21/26	33,181	33,167
	US Bancorp	2.215%	1/27/28	27,418	25,042
	US Bancorp	4.548%	7/22/28	147,258	142,428
	US Bancorp	4.653%	2/1/29	62,230	59,992
	US Bancorp	5.775%	6/12/29	55,175	55,218
	US Bancorp	5.384%	1/23/30	42,650	42,020
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,383
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	3
	Wells Fargo & Co.	3.550%	9/29/25	78,882	76,727
	Wells Fargo & Co.	3.000%	4/22/26	59,157	56,430
	Wells Fargo & Co.	4.100%	6/3/26	91,330	88,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.000%	10/23/26	63,585	59,820
[8]	Wells Fargo & Co.	1.375%	10/26/26	43,590	43,826
	Wells Fargo & Co.	3.196%	6/17/27	22,050	20,941
	Wells Fargo & Co.	4.300%	7/22/27	25,615	24,683
	Wells Fargo & Co.	3.526%	3/24/28	86,305	81,430
	Wells Fargo & Co.	5.707%	4/22/28	28,870	28,899
	Wells Fargo & Co.	3.584%	5/22/28	94,297	88,764
	Wells Fargo & Co.	2.393%	6/2/28	56,429	51,276
	Wells Fargo & Co.	4.808%	7/25/28	61,680	60,111
	Wells Fargo & Co.	5.574%	7/25/29	84,910	84,638
	Wells Fargo & Co.	6.303%	10/23/29	19,250	19,721
	Wells Fargo Bank NA	5.450%	8/7/26	34,530	34,510
	Wells Fargo Bank NA	5.254%	12/11/26	86,570	86,126
	Westpac Banking Corp.	2.894%	2/4/30	39,369	38,336
[8]	Westpac Banking Corp.	0.766%	5/13/31	2,000	1,971
	Westpac Banking Corp.	4.322%	11/23/31	27,918	26,760
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.577%	11/11/27	33,800	22,219
[5,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.961%	1/29/31	15,700	10,214
	Willis North America Inc.	4.650%	6/15/27	19,400	18,858
	Willis North America Inc.	4.500%	9/15/28	12,510	11,955
					15,068,825
Health Care (9.2%)
	AbbVie Inc.	3.200%	5/14/26	15,155	14,534
	AbbVie Inc.	2.950%	11/21/26	195,400	184,509
	AbbVie Inc.	4.800%	3/15/27	441,023	435,843
	AbbVie Inc.	4.250%	11/14/28	6,854	6,605
	AbbVie Inc.	4.800%	3/15/29	373,730	367,160
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,891
[3]	Alcon Finance Corp.	2.750%	9/23/26	19,350	18,117
[8]	American Medical Systems Europe BV	3.375%	3/8/29	13,600	14,336
	Amgen Inc.	2.200%	2/21/27	39,766	36,473
	Amgen Inc.	3.200%	11/2/27	10,314	9,617
	Amgen Inc.	5.150%	3/2/28	166,208	164,740
	Astrazeneca Finance LLC	1.200%	5/28/26	66,900	61,535
	Astrazeneca Finance LLC	4.800%	2/26/27	88,865	87,807
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	45,215
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,352
	Astrazeneca Finance LLC	4.850%	2/26/29	56,780	55,883
	Baxalta Inc.	4.000%	6/23/25	12,304	12,071
	Baxter International Inc.	1.915%	2/1/27	158,915	144,035
	Baxter International Inc.	2.272%	12/1/28	61,195	52,962
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	73,674
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,128
	Becton Dickinson & Co.	4.874%	2/8/29	39,220	38,306
	Boston Scientific Corp.	1.900%	6/1/25	43,755	42,067
	Bristol-Myers Squibb Co.	4.950%	2/20/26	31,685	31,477
	Bristol-Myers Squibb Co.	4.900%	2/22/27	15,989	15,856
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,404
	Bristol-Myers Squibb Co.	4.900%	2/22/29	42,185	41,574
	Cardinal Health Inc.	3.410%	6/15/27	981	922
	Cardinal Health Inc.	5.125%	2/15/29	38,500	37,881
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	3,845	3,659
	Cencora Inc.	3.450%	12/15/27	14,815	13,880
	Centene Corp.	4.250%	12/15/27	7,025	6,623
	Centene Corp.	2.450%	7/15/28	19,114	16,686
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	2,390	2,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,260	1,154
	Cigna Group	4.500%	2/25/26	2,582	2,538
	Cigna Group	1.250%	3/15/26	9,374	8,661
	Cigna Group	3.400%	3/1/27	36,217	34,303
	Cigna Group	4.375%	10/15/28	31,470	30,091
	CommonSpirit Health	1.547%	10/1/25	32,150	30,224
[3]	CSL Finance plc	3.850%	4/27/27	9,680	9,228
	CVS Health Corp.	3.875%	7/20/25	45,617	44,623
	CVS Health Corp.	5.000%	2/20/26	48,255	47,767
	CVS Health Corp.	2.875%	6/1/26	24,200	22,915
	CVS Health Corp.	3.000%	8/15/26	41,970	39,694
	CVS Health Corp.	3.625%	4/1/27	99,162	94,386
	CVS Health Corp.	1.300%	8/21/27	49,763	43,554
	CVS Health Corp.	4.300%	3/25/28	162,702	156,054
	CVS Health Corp.	5.000%	1/30/29	38,100	37,427
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,560
	Elevance Health Inc.	1.500%	3/15/26	38,795	36,049
	Elevance Health Inc.	4.101%	3/1/28	36,708	35,153
	Eli Lilly & Co.	4.500%	2/9/29	14,445	14,098
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	360	366
	GE HealthCare Technologies Inc.	5.600%	11/15/25	123,315	123,144
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	116,608
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	85,439
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,637
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	48,601	46,488
	HCA Inc.	5.875%	2/15/26	9,625	9,629
	HCA Inc.	5.250%	6/15/26	44,900	44,428
	HCA Inc.	4.500%	2/15/27	33,403	32,374
	HCA Inc.	3.125%	3/15/27	28,845	26,968
[3]	Highmark Inc.	1.450%	5/10/26	50,353	45,816
	Humana Inc.	1.350%	2/3/27	9,750	8,703
	Humana Inc.	5.750%	3/1/28	16,461	16,551
[3]	LifePoint Health Inc.	11.000%	10/15/30	1,095	1,167
	McKesson Corp.	0.900%	12/3/25	33,440	31,085
	McKesson Corp.	1.300%	8/15/26	33,850	30,864
	McKesson Corp.	3.950%	2/16/28	26,350	25,057
	Merck & Co. Inc.	1.700%	6/10/27	34,099	30,761
	Merck & Co. Inc.	1.900%	12/10/28	5,815	5,069
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	1,965	1,790
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,925	1,665
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	366,461	360,172
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	333,245	323,310
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,001
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,525
[3]	Roche Holdings Inc.	2.314%	3/10/27	41,210	38,085
[3]	Roche Holdings Inc.	4.790%	3/8/29	125,116	123,317
	Royalty Pharma plc	1.200%	9/2/25	36,950	34,796
	Royalty Pharma plc	1.750%	9/2/27	26,975	23,848
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	130,161
[3]	Star Parent Inc.	9.000%	10/1/30	1,398	1,464
	Stryker Corp.	3.375%	11/1/25	2,960	2,866
	Stryker Corp.	3.650%	3/7/28	757	714
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,645	7,505
	Tenet Healthcare Corp.	4.250%	6/1/29	1,184	1,084
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	800	741
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	340	322
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	7,257	7,228
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	26,784	26,457
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	24,955	24,728
	UnitedHealth Group Inc.	3.850%	6/15/28	14,545	13,800
	UnitedHealth Group Inc.	3.875%	12/15/28	9,545	9,019
	UnitedHealth Group Inc.	4.250%	1/15/29	28,947	27,778
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	80,617
	Viatris Inc.	1.650%	6/22/25	56,546	53,868
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	70,321
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	33,655	33,480
	Zoetis Inc.	4.500%	11/13/25	38,800	38,193
	Zoetis Inc.	5.400%	11/14/25	26,740	26,700
	Zoetis Inc.	3.000%	9/12/27	18,825	17,430
					4,962,565
Industrials (6.2%)
[3]	Air Canada	3.875%	8/15/26	1,660	1,575
	Amphenol Corp.	4.750%	3/30/26	11,570	11,423
[3]	BAE Systems plc	5.000%	3/26/27	30,810	30,365
[3]	BAE Systems plc	5.125%	3/26/29	18,670	18,332
	Boeing Co.	4.875%	5/1/25	202,401	199,878
	Boeing Co.	2.750%	2/1/26	124,695	117,476
	Boeing Co.	2.196%	2/4/26	402,571	375,587
[3]	Boeing Co.	6.259%	5/1/27	23,380	23,447
	Boeing Co.	3.250%	2/1/28	24,090	21,761
[3]	Boeing Co.	6.298%	5/1/29	35,730	35,871
[3]	Bombardier Inc.	7.250%	7/1/31	1,815	1,820
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	7,803
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	33,561
	Canadian Pacific Railway Co.	4.000%	6/1/28	24,890	23,675
[3]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,242	1,123
	Carrier Global Corp.	5.800%	11/30/25	41,730	41,821
[8]	Cellnex Telecom SA	1.875%	6/26/29	1,500	1,441
	CNH Industrial Capital LLC	1.875%	1/15/26	73,092	68,578
	CNH Industrial Capital LLC	1.450%	7/15/26	37,880	34,613
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,295
	CNH Industrial Capital LLC	5.500%	1/12/29	24,070	24,016
	CSX Corp.	3.800%	3/1/28	14,756	14,058
	Cummins Inc.	4.900%	2/20/29	17,190	16,983
[3]	Daimler Truck Finance North America LLC	5.600%	8/8/25	33,320	33,242
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,274
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	26,670	26,529
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	111,823	108,378
[8]	Deutsche Lufthansa AG	2.875%	5/16/27	8,100	8,318
[8]	Deutsche Lufthansa AG	3.750%	2/11/28	1,500	1,576
	Dover Corp.	3.150%	11/15/25	6,115	5,898
	Emerson Electric Co.	1.800%	10/15/27	19,500	17,471
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	760	755
[3]	Esab Corp.	6.250%	4/15/29	225	224
	FedEx Corp.	3.400%	2/15/28	14,739	13,763
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	965	848
[8]	Fortive Corp.	3.700%	8/15/29	15,600	16,508
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	3,860	3,861
	General Dynamics Corp.	3.500%	4/1/27	29,360	28,045
	General Dynamics Corp.	2.625%	11/15/27	11,880	10,879
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,454
	Hillenbrand Inc.	6.250%	2/15/29	2,665	2,645
	Honeywell International Inc.	4.875%	9/1/29	33,690	33,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Honeywell International Inc.	3.375%	3/1/30	15,600	16,386
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	58,902
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,306	29,055
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,245	1,937
	Ingersoll Rand Inc.	5.400%	8/14/28	5,960	5,947
[8]	International Distributions Services plc	5.250%	9/14/28	1,000	1,082
	John Deere Capital Corp.	4.500%	1/8/27	19,220	18,907
	John Deere Capital Corp.	2.350%	3/8/27	30,820	28,487
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,242
	John Deere Capital Corp.	4.150%	9/15/27	74,938	72,618
	John Deere Capital Corp.	4.750%	1/20/28	53,080	52,377
	John Deere Capital Corp.	4.500%	1/16/29	39,860	38,753
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,047
	L3Harris Technologies Inc.	5.400%	1/15/27	72,292	72,158
	L3Harris Technologies Inc.	4.400%	6/15/28	554	530
	L3Harris Technologies Inc.	5.050%	6/1/29	48,140	47,088
	Lennox International Inc.	1.350%	8/1/25	6,770	6,399
	Lennox International Inc.	1.700%	8/1/27	6,800	6,031
	Lockheed Martin Corp.	5.100%	11/15/27	16,460	16,452
	Lockheed Martin Corp.	4.450%	5/15/28	23,520	22,903
	Lockheed Martin Corp.	4.500%	2/15/29	37,990	36,948
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	32,470	19,581
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	155,901	156,221
[3]	Mueller Water Products Inc.	4.000%	6/15/29	3,180	2,878
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,671
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,510
	Northrop Grumman Corp.	3.250%	1/15/28	87,199	81,184
	Northrop Grumman Corp.	4.600%	2/1/29	93,003	90,238
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,125
	Otis Worldwide Corp.	5.250%	8/16/28	33,685	33,586
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	18,870	12,156
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,571
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,137
[11]	Qantas Airways Ltd.	4.750%	10/12/26	10,620	6,742
[11]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,581
[3]	Regal Rexnord Corp.	6.050%	4/15/28	12,740	12,720
	Republic Services Inc.	0.875%	11/15/25	14,500	13,505
	Republic Services Inc.	2.900%	7/1/26	4,860	4,630
	Republic Services Inc.	3.375%	11/15/27	19,500	18,319
	Republic Services Inc.	4.875%	4/1/29	24,340	23,873
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	955	864
[3]	Rolls-Royce plc	3.625%	10/14/25	2,640	2,544
	RTX Corp.	3.950%	8/16/25	80,973	79,388
	RTX Corp.	5.000%	2/27/26	13,490	13,391
	RTX Corp.	5.750%	11/8/26	45,830	46,164
	RTX Corp.	3.500%	3/15/27	38,900	37,029
	RTX Corp.	3.125%	5/4/27	24,137	22,652
	RTX Corp.	4.125%	11/16/28	3,560	3,384
	RTX Corp.	5.750%	1/15/29	29,030	29,487
	Ryder System Inc.	1.750%	9/1/26	24,290	22,238
	Ryder System Inc.	2.850%	3/1/27	31,003	28,835
	Ryder System Inc.	5.300%	3/15/27	21,240	21,091
	Ryder System Inc.	5.650%	3/1/28	14,460	14,550
	Ryder System Inc.	5.250%	6/1/28	20,500	20,332
	Ryder System Inc.	6.300%	12/1/28	62,550	64,394
	Ryder System Inc.	5.375%	3/15/29	33,690	33,414
[3]	Sensata Technologies BV	5.000%	10/1/25	1,935	1,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	14,100	12,405
	Southwest Airlines Co.	5.250%	5/4/25	41,341	41,084
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,370
	Southwest Airlines Co.	5.125%	6/15/27	56,783	55,987
	Southwest Airlines Co.	3.450%	11/16/27	10,479	9,725
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,295
[3]	TransDigm Inc.	6.750%	8/15/28	1,740	1,747
[3]	TransDigm Inc.	6.375%	3/1/29	7,705	7,656
[9]	Traton Finance Luxembourg SA	5.625%	1/16/29	1,500	1,855
[3]	Triumph Group Inc.	9.000%	3/15/28	2,300	2,381
	Tyco Electronics Group SA	4.500%	2/13/26	43,330	42,628
	Tyco Electronics Group SA	3.700%	2/15/26	16,454	15,961
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,289
	Union Pacific Corp.	3.000%	4/15/27	18,214	17,140
[4]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	1,910	1,905
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	4,889	4,773
[3]	United Airlines Inc.	4.375%	4/15/26	2,715	2,613
[3]	United Airlines Inc.	4.625%	4/15/29	2,321	2,140
[3]	Veralto Corp.	5.500%	9/18/26	36,810	36,590
[3]	Veralto Corp.	5.350%	9/18/28	15,311	15,198
	Waste Management Inc.	3.150%	11/15/27	16,258	15,222
	Waste Management Inc.	1.150%	3/15/28	2,900	2,493
[3]	WESCO Distribution Inc.	6.375%	3/15/29	2,900	2,884
					3,339,890
Materials (2.4%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	14,425	14,088
	Albemarle Corp.	4.650%	6/1/27	16,240	15,777
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,781
	ArcelorMittal SA	6.550%	11/29/27	3,226	3,308
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,061	1,051
	Berry Global Inc.	1.570%	1/15/26	113,233	105,444
[3]	Berry Global Inc.	4.500%	2/15/26	2,355	2,294
[3]	Berry Global Inc.	4.875%	7/15/26	15,149	14,822
	Berry Global Inc.	1.650%	1/15/27	21,744	19,608
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	70,135	69,427
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	114,657
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	38,500	38,210
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,082
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,570	1,377
	Celanese US Holdings LLC	6.350%	11/15/28	24,060	24,448
[3]	Chemours Co.	5.750%	11/15/28	3,050	2,801
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	33,494
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	15,800	13,668
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,182
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	58,620
	EIDP Inc.	1.700%	7/15/25	14,540	13,898
	EIDP Inc.	4.500%	5/15/26	38,555	37,830
[3]	Element Solutions Inc.	3.875%	9/1/28	4,608	4,152
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	450	465
	FMC Corp.	5.150%	5/18/26	19,130	18,893
	FMC Corp.	3.200%	10/1/26	12,000	11,292
	Freeport Indonesia PT	4.763%	4/14/27	22,710	21,952
	Freeport-McMoRan Inc.	4.375%	8/1/28	17,528	16,636
[3]	Georgia-Pacific LLC	1.750%	9/30/25	66,065	62,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	65,605
[3]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	45,253
[9]	Glencore Finance Europe Ltd.	3.125%	3/26/26	8,800	10,495
[3]	Graphic Packaging International LLC	3.500%	3/15/28	625	568
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,376
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	37,106	36,552
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,615	2,437
	LYB International Finance III LLC	1.250%	10/1/25	51,849	48,617
	Mosaic Co.	5.375%	11/15/28	14,430	14,304
[3]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	78,580	78,082
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	855	720
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	3,975	4,094
	Nucor Corp.	2.000%	6/1/25	26,034	25,080
	Nucor Corp.	4.300%	5/23/27	9,700	9,420
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,346
	Nutrien Ltd.	4.900%	3/27/28	44,319	43,387
	Nutrien Ltd.	4.200%	4/1/29	14,435	13,621
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,983	4,230
	PPG Industries Inc.	1.200%	3/15/26	31,210	28,809
	RPM International Inc.	3.750%	3/15/27	37,821	35,837
[3]	Sealed Air Corp./Sealed Air Corp. US	6.125%	2/1/28	8,375	8,276
	Sherwin-Williams Co.	4.250%	8/8/25	24,040	23,632
[3]	SNF Group SACA	3.125%	3/15/27	2,170	1,998
[3]	SNF Group SACA	3.375%	3/15/30	1,234	1,061
	Steel Dynamics Inc.	2.400%	6/15/25	15,855	15,263
	Westlake Corp.	3.600%	8/15/26	1,657	1,582
[3]	WR Grace Holdings LLC	5.625%	8/15/29	710	637
	WRKCo Inc.	3.375%	9/15/27	3,050	2,862
					1,300,059
Real Estate (3.8%)
[8]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,132
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	32,029
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	8,881
	American Tower Corp.	4.000%	6/1/25	31,725	31,142
	American Tower Corp.	4.400%	2/15/26	2,356	2,304
	American Tower Corp.	1.600%	4/15/26	67,714	62,667
	American Tower Corp.	1.450%	9/15/26	34,406	31,268
	American Tower Corp.	3.375%	10/15/26	25,308	24,022
[8]	American Tower Corp.	0.450%	1/15/27	19,437	18,915
	American Tower Corp.	2.750%	1/15/27	28,920	26,900
[8]	American Tower Corp.	0.400%	2/15/27	8,744	8,480
	American Tower Corp.	3.550%	7/15/27	10,995	10,333
	American Tower Corp.	3.600%	1/15/28	11,760	10,944
	American Tower Corp.	5.800%	11/15/28	12,978	13,070
	American Tower Corp.	3.950%	3/15/29	34,961	32,430
[8]	Aroundtown SA	0.625%	7/9/25	7,800	7,875
[8]	Aroundtown SA	1.625%	1/31/28	900	815
[8]	Aroundtown SA	1.450%	7/9/28	2,100	1,857
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,441
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	5,923
	AvalonBay Communities Inc.	1.900%	12/1/28	950	819
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	6,068
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	3,900	3,815
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	4,700	4,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	5,500	5,092
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,700	2,712
	Boston Properties LP	2.750%	10/1/26	16,974	15,711
	Boston Properties LP	6.750%	12/1/27	14,500	14,815
	Boston Properties LP	4.500%	12/1/28	4,510	4,206
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,168
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,806	5,075
	Camden Property Trust	5.850%	11/3/26	26,940	27,154
	Corporate Office Properties LP	2.250%	3/15/26	59,075	55,378
	Corporate Office Properties LP	2.000%	1/15/29	3,387	2,825
	Crown Castle Inc.	1.350%	7/15/25	29,140	27,639
	Crown Castle Inc.	4.450%	2/15/26	41,232	40,347
	Crown Castle Inc.	3.700%	6/15/26	56,235	53,985
	Crown Castle Inc.	1.050%	7/15/26	56,719	51,338
	Crown Castle Inc.	4.000%	3/1/27	7,199	6,885
	Crown Castle Inc.	2.900%	3/15/27	19,430	18,012
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,116
	Crown Castle Inc.	5.000%	1/11/28	43,891	42,811
	Crown Castle Inc.	3.800%	2/15/28	8,670	8,090
	CubeSmart LP	4.000%	11/15/25	7,260	7,056
	CubeSmart LP	3.125%	9/1/26	2,680	2,529
	CubeSmart LP	2.250%	12/15/28	22,360	19,327
	CubeSmart LP	4.375%	2/15/29	12,122	11,413
	Digital Realty Trust LP	3.700%	8/15/27	15,729	14,868
	Digital Realty Trust LP	5.550%	1/15/28	48,500	48,312
	DOC DR LLC	4.300%	3/15/27	12,027	11,628
	Equinix Inc.	1.450%	5/15/26	9,710	8,914
	Equinix Inc.	2.900%	11/18/26	18,180	16,978
	Equinix Inc.	1.800%	7/15/27	14,550	12,948
	Equinix Inc.	2.000%	5/15/28	9,600	8,324
	ERP Operating LP	3.375%	6/1/25	20,200	19,705
	ERP Operating LP	2.850%	11/1/26	7,965	7,484
	ERP Operating LP	4.150%	12/1/28	2,740	2,610
	Essex Portfolio LP	3.625%	5/1/27	9,640	9,084
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,556
	Extra Space Storage LP	5.700%	4/1/28	35,178	35,153
	Federal Realty OP LP	1.250%	2/15/26	13,240	12,241
	Federal Realty OP LP	3.250%	7/15/27	9,677	8,988
[8]	Grand City Properties SA	0.125%	1/11/28	1,000	898
	Healthcare Realty Holdings LP	3.875%	5/1/25	5,800	5,607
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	18,066
	Healthpeak OP LLC	4.000%	6/1/25	10,352	10,149
	Healthpeak OP LLC	1.350%	2/1/27	24,300	21,780
[8]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	16,664
	Highwoods Realty LP	3.875%	3/1/27	22,853	21,410
	Highwoods Realty LP	4.125%	3/15/28	8,923	8,247
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,769
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	6,738	5,834
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,540
	Kilroy Realty LP	4.750%	12/15/28	33,847	31,831
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	6,812
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,244
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,047
	Mid-America Apartments LP	1.100%	9/15/26	25,735	23,233
	Mid-America Apartments LP	3.600%	6/1/27	2,618	2,485
	Mid-America Apartments LP	3.950%	3/15/29	27,380	25,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NNN REIT Inc.	4.000%	11/15/25	19,893	19,381
	NNN REIT Inc.	4.300%	10/15/28	1,491	1,415
	Omega Healthcare Investors Inc.	5.250%	1/15/26	35,244	34,755
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	4,075
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	9,255
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,666
[8]	Prologis International Funding II SA	3.625%	3/7/30	5,100	5,324
	Prologis LP	3.250%	6/30/26	11,070	10,587
	Prologis LP	2.125%	4/15/27	9,885	9,018
	Prologis LP	3.375%	12/15/27	10,600	9,920
	Prologis LP	4.875%	6/15/28	38,520	37,929
	Prologis LP	3.875%	9/15/28	314	296
	Public Storage Operating Co.	1.500%	11/9/26	17,225	15,681
	Public Storage Operating Co.	1.850%	5/1/28	29,889	26,189
	Public Storage Operating Co.	5.125%	1/15/29	16,690	16,597
	Realty Income Corp.	4.625%	11/1/25	57,806	56,984
	Realty Income Corp.	0.750%	3/15/26	9,020	8,253
	Realty Income Corp.	4.875%	6/1/26	103,847	102,513
	Realty Income Corp.	4.125%	10/15/26	44,580	43,242
[9]	Realty Income Corp.	1.875%	1/14/27	6,214	7,034
	Realty Income Corp.	3.000%	1/15/27	12,520	11,749
	Realty Income Corp.	3.200%	1/15/27	5,350	5,025
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	15,172
	Realty Income Corp.	2.200%	6/15/28	7,220	6,336
	Realty Income Corp.	4.750%	2/15/29	28,840	27,908
[8]	Realty Income Corp.	4.875%	7/6/30	2,658	2,946
	Regency Centers LP	3.600%	2/1/27	1,392	1,329
	Sabra Health Care LP	5.125%	8/15/26	24,249	23,731
	Simon Property Group LP	3.500%	9/1/25	48,883	47,607
	Simon Property Group LP	3.250%	11/30/26	23,542	22,325
	Simon Property Group LP	1.375%	1/15/27	24,250	21,803
	STORE Capital Corp.	4.500%	3/15/28	5,018	4,675
	Sun Communities Operating LP	2.300%	11/1/28	2,452	2,111
	Sun Communities Operating LP	5.500%	1/15/29	28,170	27,693
	UDR Inc.	2.950%	9/1/26	1,500	1,408
	Ventas Realty LP	3.250%	10/15/26	25,055	23,558
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	7,927	7,807
	Welltower OP LLC	4.000%	6/1/25	67,934	66,656
	Welltower OP LLC	4.250%	4/1/26	6,180	6,023
	Welltower OP LLC	2.050%	1/15/29	34,210	29,230
	Welltower OP LLC	4.125%	3/15/29	6,627	6,208
[9]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,838
					2,053,792
Technology (5.2%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	64,455	59,885
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	815	841
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	71,450	68,581
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	7,797
	Broadcom Inc.	3.150%	11/15/25	39,911	38,460
	Broadcom Inc.	3.459%	9/15/26	31,621	30,222
[3]	Broadcom Inc.	1.950%	2/15/28	18,373	16,139
	Broadcom Inc.	4.110%	9/15/28	55,695	52,790
	Broadcom Inc.	4.750%	4/15/29	22,953	22,228
	Cisco Systems Inc.	4.800%	2/26/27	108,535	107,596
	Cisco Systems Inc.	4.850%	2/26/29	111,930	110,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cloud Software Group Inc.	6.500%	3/31/29	3,390	3,215
[5]	Cotiviti Corp.	7.625%	5/21/31	2,310	2,290
	Dell International LLC / EMC Corp.	5.850%	7/15/25	55,947	56,035
	Dell International LLC / EMC Corp.	6.020%	6/15/26	124,863	125,603
	Dell International LLC / EMC Corp.	4.900%	10/1/26	37,793	37,203
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	6,915
	Dell International LLC / EMC Corp.	5.250%	2/1/28	29,575	29,433
	DXC Technology Co.	1.800%	9/15/26	32,770	29,675
	DXC Technology Co.	2.375%	9/15/28	24,060	20,522
[3]	Entegris Inc.	4.750%	4/15/29	3,880	3,666
	Equifax Inc.	2.600%	12/15/25	48,400	46,024
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,928
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	5,400	5,093
	Fiserv Inc.	3.200%	7/1/26	50,813	48,378
	Fiserv Inc.	5.150%	3/15/27	48,130	47,666
	Fiserv Inc.	5.450%	3/2/28	38,045	37,935
	Fiserv Inc.	5.375%	8/21/28	28,870	28,687
	Global Payments Inc.	1.200%	3/1/26	74,837	69,095
	Global Payments Inc.	2.150%	1/15/27	79,130	72,429
	HP Inc.	2.200%	6/17/25	81,466	78,297
	HP Inc.	1.450%	6/17/26	1,828	1,676
	HP Inc.	3.000%	6/17/27	9,830	9,145
	HP Inc.	4.750%	1/15/28	7,110	6,945
	Intel Corp.	4.875%	2/10/26	10,618	10,522
	Intel Corp.	3.750%	3/25/27	5,190	4,975
	Intel Corp.	3.750%	8/5/27	98,440	93,970
	Intel Corp.	4.875%	2/10/28	59,567	58,688
	International Business Machines Corp.	3.300%	5/15/26	114,464	110,012
	International Business Machines Corp.	4.500%	2/6/28	38,520	37,557
	Juniper Networks Inc.	1.200%	12/10/25	13,730	12,770
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,386
	NXP BV / NXP Funding LLC	5.550%	12/1/28	780	778
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	10,346	10,058
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	22,784
	Oracle Corp.	2.950%	5/15/25	47,433	46,127
	Oracle Corp.	5.800%	11/10/25	34,400	34,495
	Oracle Corp.	1.650%	3/25/26	130,629	121,389
	Oracle Corp.	2.650%	7/15/26	91,643	86,085
	Oracle Corp.	2.800%	4/1/27	35,092	32,614
	Oracle Corp.	3.250%	11/15/27	19,500	18,123
	Oracle Corp.	2.300%	3/25/28	14,450	12,857
	Oracle Corp.	4.500%	5/6/28	52,590	50,957
	PayPal Holdings Inc.	3.900%	6/1/27	9,420	9,056
	QUALCOMM Inc.	3.250%	5/20/27	22,130	20,973
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,792
	S&P Global Inc.	2.450%	3/1/27	60,795	56,261
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	83,425
[3]	SS&C Technologies Inc.	5.500%	9/30/27	2,564	2,495
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	60,103
	Teledyne Technologies Inc.	2.250%	4/1/28	22,816	20,193
	Texas Instruments Inc.	4.600%	2/8/29	24,050	23,596
[3]	UKG Inc.	6.875%	2/1/31	2,100	2,104
	Verisk Analytics Inc.	4.000%	6/15/25	85,224	83,479
	Verisk Analytics Inc.	4.125%	3/15/29	13,784	12,989
	VMware LLC	4.500%	5/15/25	144,807	143,074
	VMware LLC	1.400%	8/15/26	78,669	71,532
	VMware LLC	4.650%	5/15/27	3,392	3,298
	VMware LLC	3.900%	8/21/27	17,921	16,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware LLC	1.800%	8/15/28	68,753	58,919
	Western Digital Corp.	2.850%	2/1/29	3,850	3,254
	Workday Inc.	3.500%	4/1/27	40,650	38,596
					2,803,195
Utilities (6.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,113
	AES Corp.	5.450%	6/1/28	29,050	28,606
[5,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.349%	1/8/26	14,500	9,355
	Alabama Power Co.	3.750%	9/1/27	48,385	45,937
	Ameren Corp.	3.650%	2/15/26	9,007	8,681
	Ameren Corp.	5.700%	12/1/26	100,910	101,155
	Ameren Corp.	1.950%	3/15/27	26,375	23,937
	Ameren Corp.	1.750%	3/15/28	14,460	12,573
	Ameren Corp.	5.000%	1/15/29	126,010	122,967
	American Electric Power Co. Inc.	5.699%	8/15/25	29,930	29,853
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,002
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,417
	American Electric Power Co. Inc.	5.200%	1/15/29	28,680	28,212
[8]	Amprion GmbH	3.450%	9/22/27	11,100	11,717
[8]	Amprion GmbH	3.875%	9/7/28	3,400	3,649
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	23,520	13,793
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	9,620	5,892
[5,11]	Australian Gas Networks Ltd.Class B, 3M Australian Bank Bill Rate + 0.400%	4.740%	7/1/24	9,500	6,147
[3]	Calpine Corp.	4.500%	2/15/28	1,935	1,808
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	20,400	20,326
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	42,847
	CenterPoint Energy Inc.	5.250%	8/10/26	44,760	44,435
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,562
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	6,025	5,681
	Consumers Energy Co.	4.650%	3/1/28	61,435	60,043
	Consumers Energy Co.	4.600%	5/30/29	31,007	30,046
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,130
	Dominion Energy Inc.	1.450%	4/15/26	39,762	36,700
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,236
	Dominion Energy Inc.	4.250%	6/1/28	1,568	1,494
	DTE Electric Co.	4.850%	12/1/26	12,950	12,830
	DTE Energy Co.	1.050%	6/1/25	35,045	33,295
	DTE Energy Co.	2.850%	10/1/26	36,880	34,623
	DTE Energy Co.	4.875%	6/1/28	20,000	19,461
	DTE Energy Co.	5.100%	3/1/29	46,340	45,266
	Duke Energy Carolinas LLC	6.000%	12/1/28	193	199
	Duke Energy Corp.	0.900%	9/15/25	33,565	31,447
	Duke Energy Corp.	5.000%	12/8/25	24,130	23,928
	Duke Energy Corp.	2.650%	9/1/26	21,838	20,466
	Duke Energy Corp.	4.850%	1/5/27	33,630	33,116
	Duke Energy Corp.	3.150%	8/15/27	529	492
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,017
	Duke Energy Corp.	4.300%	3/15/28	24,820	23,834
[3]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,230
[3]	Electricite de France SA	5.700%	5/23/28	8,180	8,214
[3]	Electricite de France SA	4.500%	9/21/28	16,050	15,309
[8]	Elia Transmission Belgium SA	3.000%	4/7/29	5,900	6,073
[8]	Enel Finance International NV	0.000%	6/17/27	36,800	35,305
	Entergy Arkansas LLC	3.500%	4/1/26	9,219	8,909
	Entergy Corp.	0.900%	9/15/25	48,695	45,658
	Entergy Corp.	2.950%	9/1/26	90,000	84,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	1.900%	6/15/28	10,570	9,171
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,818
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,195
	Eversource Energy	0.800%	8/15/25	11,595	10,863
	Eversource Energy	4.750%	5/15/26	38,600	37,908
	Eversource Energy	1.400%	8/15/26	21,290	19,307
	Eversource Energy	2.900%	3/1/27	42,422	39,361
	Eversource Energy	4.600%	7/1/27	24,200	23,473
	Eversource Energy	5.450%	3/1/28	40,980	40,658
	Exelon Corp.	3.950%	6/15/25	30,194	29,604
	Exelon Corp.	3.400%	4/15/26	4,845	4,657
	Exelon Corp.	2.750%	3/15/27	36,944	34,210
	Exelon Corp.	5.150%	3/15/28	67,255	66,355
	Exelon Corp.	5.150%	3/15/29	24,060	23,661
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,444
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,440
	FirstEnergy Corp.	4.150%	7/15/27	3,995	3,763
[3]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,576
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	14,460	14,280
	Georgia Power Co.	5.004%	2/23/27	14,030	13,901
	Georgia Power Co.	4.650%	5/16/28	86,760	84,363
	ITC Holdings Corp.	3.250%	6/30/26	9,400	8,951
[3]	ITC Holdings Corp.	4.950%	9/22/27	14,778	14,462
	ITC Holdings Corp.	3.350%	11/15/27	24,269	22,580
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,134
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,630
	National Fuel Gas Co.	5.500%	10/1/26	19,275	19,125
[8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	20,310	21,452
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	9,711	11,549
	National Grid plc	5.602%	6/12/28	27,030	27,013
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,203	10,467
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	33,730	19,224
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	24,130	24,150
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	48,030	47,599
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	18,960
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	28,249
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	6,752	6,730
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	435	427
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	235	220
	NiSource Inc.	5.250%	3/30/28	35,410	35,042
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,512
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,342
	NSTAR Electric Co.	3.200%	5/15/27	33,850	31,922
	NTPC Ltd.	4.375%	11/26/24	4,300	4,258
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,212	9,526
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	41,573
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,839
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	14,112
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	96,344
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,587
	Pacific Gas and Electric Co.	5.550%	5/15/29	66,980	66,216
	PacifiCorp	5.100%	2/15/29	24,020	23,731
	PG&E Recovery Funding LLC	5.045%	7/15/34	22,411	22,025
	Public Service Enterprise Group Inc.	0.800%	8/15/25	45,565	42,765
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	60,123
	Public Service Enterprise Group Inc.	5.875%	10/15/28	57,760	58,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	5.200%	4/1/29	36,100	35,454
	Puget Energy Inc.	3.650%	5/15/25	13,272	12,943
[3]	Rayburn Country Securitization LLC	2.307%	12/1/32	8,988	8,067
	Southern California Edison Co.	3.700%	8/1/25	13,471	13,150
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,869
	Southern California Edison Co.	5.350%	3/1/26	5,780	5,758
	Southern California Edison Co.	4.875%	2/1/27	47,480	46,798
	Southern California Edison Co.	5.300%	3/1/28	20,960	20,852
	Southern California Edison Co.	5.650%	10/1/28	21,250	21,379
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,246
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,130
	Southern Co.	5.150%	10/6/25	14,885	14,782
	Southern Co.	3.250%	7/1/26	8,900	8,486
	Southern Co.	5.113%	8/1/27	49,075	48,388
	Southern Co.	1.750%	3/15/28	931	809
	Southern Co.	4.850%	6/15/28	48,190	46,957
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,831
	Southern Power Co.	0.900%	1/15/26	9,700	8,950
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	32,634
	Southwestern Electric Power Co.	4.100%	9/15/28	16,360	15,353
	Tampa Electric Co.	4.900%	3/1/29	28,630	27,969
	Union Electric Co.	2.950%	6/15/27	12,496	11,616
[11]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	14,400	8,180
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,826
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	43,910
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,480
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	17,627
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	13,639
[3]	Vistra Operations Co. LLC	5.500%	9/1/26	6,844	6,679
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,231
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	131,310
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	23,921
	WEC Energy Group Inc.	4.750%	1/15/28	46,799	45,878
	Wisconsin Public Service Corp.	5.350%	11/10/25	19,850	19,792
	Xcel Energy Inc.	3.350%	12/1/26	20,814	19,692
	Xcel Energy Inc.	1.750%	3/15/27	31,596	28,402
	Xcel Energy Inc.	4.000%	6/15/28	28,930	27,213
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	3,187	3,564
					3,477,754
Total Corporate Bonds (Cost $46,968,330)					45,458,580
Floating Rate Loan Interests (0.3%)
[5,14]	1011778 B.C. Unlimited Liability Co.	—%	9/20/30	480	480
[5]	1011778 B.C. Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.566%	9/20/30	1,920	1,920
[5,14]	Alterra Mountain Co.	—%	5/31/30	1,925	1,935
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	6,392	6,643
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.666%	8/19/28	1,910	1,861
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.669%	5/10/27	5,377	5,340
[5]	Central Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	7/6/29	2,895	2,905
[5]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.817%	8/18/28	5,388	5,378
[5]	Clarios Global LP Term LoanB, TSFR1M + 3.000%	8.316%	5/6/30	2,442	2,447
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	1,784	1,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cotiviti Corp. Term Loan, TSFR1M + 3.250%	8.563%	5/21/31	450	451
[5]	DaVita Inc. Term Loan B, TSFR1M + 1.750%	7.180%	8/12/26	2,660	2,659
[5]	Endo Luxembourg Finance Co. Sarl Term Loan B, TSFR3M + 4.500%	9.793%	4/9/31	2,923	2,913
[5]	Genesee & Wyoming Inc. Term Loan, TSFR3M + 2.000%	7.301%	4/10/31	2,405	2,404
[5]	GTR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.309%	1/31/31	965	968
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.816%	2/15/31	1,920	1,924
[5]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.567%	6/20/30	1,925	1,934
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.177%	3/1/29	1,410	1,409
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.068%	10/23/28	4,019	4,025
[5]	MI Windows and Doors LLC Term Loan, TSFR1M + 3.500%	8.816%	3/28/31	660	663
[5]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.733%	6/21/27	618	634
[5]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	1,305	1,312
[5]	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	6.916%	8/16/27	95,000	94,881
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.564%	11/5/28	35,555	35,631
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	9/27/30	2,740	2,738
[5]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	8.059%	2/22/30	1,925	1,933
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.086%	3/8/32	1,300	1,309
[5]	UKG Inc. Term Loan, TSFR1M + 3.500%	8.820%	2/10/31	3,365	3,379
[5]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/22/31	480	480
[5]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.750%	9.321%	9/22/28	963	962
Total Floating Rate Loan Interests (Cost $192,180)					193,300
Sovereign Bonds (1.9%)
[3]	Airport Authority	4.875%	1/12/26	28,945	28,707
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,882
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	18,939
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,885
	Dominican Republic	6.875%	1/29/26	14,868	14,928
	Dominican Republic	6.000%	7/19/28	5,795	5,681
	Dominican Republic	5.500%	2/22/29	14,168	13,497
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,425
	Fondo MIVIVIENDA SA	4.625%	4/12/27	14,089	13,640
	Kingdom of Morocco	2.375%	12/15/27	14,770	12,987
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	187,090	180,487
	Kingdom of Saudi Arabia	4.750%	1/16/30	33,817	32,639
[3]	Korea Electric Power Corp.	5.375%	7/31/26	38,520	38,384
	Korea National Oil Corp.	0.875%	10/5/25	19,400	18,133
[15]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	18,841
[8,15]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,865
[8]	Republic of Chile	0.100%	1/26/27	18,930	18,249
	Republic of Chile	3.240%	2/6/28	5,715	5,274
	Republic of Colombia	4.500%	3/15/29	28,880	25,851
	Republic of Guatemala	4.500%	5/3/26	8,554	8,236
[8]	Republic of Hungary	5.000%	2/22/27	2,580	2,829
	Republic of Hungary	6.125%	5/22/28	5,036	5,094

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]		Republic of Korea	0.000%	10/15/26	8,743	8,533
		Republic of Panama	4.000%	9/22/24	6,378	6,311
		Republic of Paraguay	5.000%	4/15/26	17,253	16,962
		Republic of Paraguay	4.700%	3/27/27	500	482
		Republic of Peru	7.350%	7/21/25	21,558	21,931
		Republic of Peru	2.392%	1/23/26	16,365	15,447
		Republic of Peru	2.844%	6/20/30	44,394	37,781
		Republic of Peru	2.783%	1/23/31	27,083	22,530
[8]		Romania	2.750%	2/26/26	9,689	10,102
[3]		Romania	5.250%	11/25/27	19,185	18,600
		Romania	5.250%	11/25/27	10,662	10,350
		Romania	6.625%	2/17/28	6,450	6,537
[8]		Romania	6.625%	9/27/29	10,355	11,857
[8]		Romania	2.500%	2/8/30	6,632	6,171
[8]		Romania	1.750%	7/13/30	4,220	3,652
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,460
[8]		State of Israel	1.500%	1/16/29	7,860	7,377
		State of Israel	5.375%	3/12/29	22,230	21,703
		Sultanate of Oman	4.750%	6/15/26	43,830	42,773
		United Mexican States	3.750%	1/11/28	9,984	9,326
		United Mexican States	5.400%	2/9/28	52,169	51,562
		United Mexican States	4.500%	4/22/29	30,180	28,540
		United Mexican States	5.000%	5/7/29	123,120	118,778
		United Mexican States	2.659%	5/24/31	9,657	7,831
Total Sovereign Bonds (Cost $1,037,721)						1,007,049
Taxable Municipal Bonds (0.1%)
[16]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,170
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,295	3,151
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	19,984
Total Taxable Municipal Bonds (Cost $39,252)						37,305
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17]		Vanguard Market Liquidity Fund (Cost $430,686)	5.394%		4,307,427	430,700
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.548% Annually	NGFP	6/26/24	3.548%	167,500	104
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	289,400	2
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	289,600	2

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	289,400	40
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	289,600	40
					188
Put Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.353% Annually	NGFP	6/26/24	4.353%	251,250	2,831
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	5/15/24	0.575%	1,181,530	49
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	7/17/24	0.550%	1,190,280	2,366

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.550%	1,191,925	2,370
					7,616
Total Options Purchased (Cost $7,954)					7,804
Total Investments (99.3%) (Cost $55,418,017)					53,690,357
Other Assets and Liabilities—Net (0.7%)					360,551
Net Assets (100%)					54,050,908
Cost is in $000.
1	Securities with a value of $21,401,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $12,427,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $4,208,978,000, representing 7.8% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Represents an unsettled loan as of April 30, 2024. The coupon rate is not known until the settlement date.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	289,400	(5)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	289,600	(5)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	289,400	(14)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	289,600	(14)
					(38)

Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.103% Annually	NGFP	6/26/24	4.103%	251,250	(5,674)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	7/17/24	0.750%	1,190,260	(617)
					(6,291)
Total Options Written (Premiums Received $1,399)					(6,329)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	3,421	693,287	(754)
5-Year U.S. Treasury Note	June 2024	13,919	1,457,907	(577)
Euro-Bund	June 2024	15	2,082	(53)
Euro-Schatz	June 2024	996	111,725	(470)
				(1,854)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year Japanese Government Bond	June 2024	(460)	(421,456)	3,409
10-Year U.S. Treasury Note	June 2024	(1,641)	(176,305)	6,932
AUD 3-Year Treasury Bond	June 2024	(1,033)	(70,608)	928
Euro-Bobl	June 2024	(4,211)	(523,234)	5,581
Long Gilt	June 2024	(381)	(45,599)	752
Long U.S. Treasury Bond	June 2024	(112)	(12,747)	549
Ultra 10-Year U.S. Treasury Note	June 2024	(46)	(5,070)	172
				18,323
				16,469

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	6/6/24	EUR	19,184	USD	20,521	—	(17)
JPMorgan Chase Bank, N.A.	6/6/24	EUR	16,802	USD	17,988	—	(30)
BNP Paribas	6/6/24	EUR	2,880	USD	3,083	—	(5)
BNP Paribas	6/6/24	JPY	265,935	USD	1,709	—	(13)
Bank of America, N.A.	6/6/24	JPY	137,331	USD	893	—	(17)
Barclays Bank plc	6/6/24	USD	242,767	AUD	375,570	—	(804)
State Street Bank & Trust Co.	6/6/24	USD	542,599	EUR	507,927	—	(275)
Bank of America, N.A.	6/6/24	USD	308,743	EUR	289,285	—	(445)
Bank of Montreal	6/6/24	USD	2,614	EUR	2,439	6	—
JPMorgan Chase Bank, N.A.	6/6/24	USD	253,951	GBP	204,902	—	(2,134)
BNP Paribas	6/6/24	USD	4,168	GBP	3,332	4	—
						10	(3,740)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	21	8	13	—
American Express Co./A2	12/23/25	GSI	3,270	1.000	49	36	13	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	43	15	28	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	48	17	31	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	21	(6)	27	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	50	40	10	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	47	32	15	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	47	25	22	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	43	31	12	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	47	21	26	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	36	18	18	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	49	6	43	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	44	(1)	45	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	48	33	15	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	49	25	24	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	23	14	9	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	50	33	17	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	47	10	37	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	50	38	12	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	41	24	17	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	48	30	18	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	46	13	33	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	41	24	17	—
Republic of Chile/A2	6/21/29	JPMC	1,830	1.000	35	39	—	(4)
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	42	15	27	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	49	35	14	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	35	24	11	—
					1,149	599	554	(4)
Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(47)	105	—	(152)
					1,102	704	554	(156)
1	Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,909,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,568,619	—	4,568,619
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,987,000	—	1,987,000
Corporate Bonds	—	45,458,579	1	45,458,580
Floating Rate Loan Interests	—	193,300	—	193,300
Sovereign Bonds	—	1,007,049	—	1,007,049
Taxable Municipal Bonds	—	37,305	—	37,305
Temporary Cash Investments	430,700	—	—	430,700
Options Purchased	—	7,804	—	7,804
Total	430,700	53,259,656	1	53,690,357
Derivative Financial Instruments
Assets
Futures Contracts[1]	18,323	—	—	18,323
Forward Currency Contracts	—	10	—	10
Swap Contracts	—	554	—	554
Total	18,323	564	—	18,887
Liabilities
Options Written	—	6,329	—	6,329
Futures Contracts[1]	1,854	—	—	1,854
Forward Currency Contracts	—	3,740	—	3,740
Swap Contracts	—	156	—	156
Total	1,854	10,225	—	12,079
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.